Filed electronically with the Securities and Exchange Commission on July 27, 1998

                                                          File No. 2-83498
                                                          File No. 811-3729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                      --------
         Post-Effective Amendment No.    18
                                      --------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   20
                       ------

                        Scudder California Tax Free Trust
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)

                 Two International Place, Boston, MA    02110-4103
                 -----------------------------------    ----------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                        Scudder Kemper Investments, Inc.
                 Two International Place, Boston, MA 02110-4103
                 ----------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                   immediately upon filing pursuant to paragraph (b)
          --------

             X     on August 1, 1998 pursuant to paragraph (b)
          --------

                   60 days after filing pursuant to paragraph (a)(i)
          --------

                   on __________ pursuant to paragraph (a)(i)
          --------

                   75 days after filing pursuant to paragraph (a)(ii)
          --------

                   on ___________ pursuant to paragraph (a)(ii) of Rule 485
          --------

If appropriate, check the following:

                   this post-effective amendment designates a new effective date -------- for a previously filed post-effective amendment

                     SCUDDER CALIFORNIA TAX FREE MONEY FUND
                                       AND
                        SCUDDER CALIFORNIA TAX FREE FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                     Prospectus Caption
     --------        ------------                     ------------------

        1.           Cover Page                       COVER PAGE

        2.           Synopsis                         EXPENSE INFORMATION

        3.           Condensed Financial              FINANCIAL HIGHLIGHTS
                     Information                      DISTRIBUTION AND PERFORMANCE INFORMATION

        4.           General Description of           SCUDDER CALIFORNIA TAX FREE MONEY FUND--Investment objectives
                     Registrant                            and policies
                                                      SCUDDER CALIFORNIA TAX FREE FUND--Investment objective and policies
                                                      WHY INVEST IN THESE FUNDS?
                                                      ADDITIONAL INFORMATION ABOUT POLICIES AND INVESTMENTS
                                                      FUND ORGANIZATION

        5.           Management of the Fund           FINANCIAL HIGHLIGHTS
                                                      A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                      FUND ORGANIZATION--Investment adviser, Transfer agent
                                                      SHAREHOLDER BENEFITS--A team approach to investing
                                                      TRUSTEES AND OFFICERS

       5A.           Management's Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other          DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                            gains distributions
                                                      FUND ORGANIZATION
                                                      TRANSACTION INFORMATION--Tax Information
                                                      SHAREHOLDER BENEFITS--SAIL(TM) (Scudder Automated Information
                                                           Line), Dividend reinvestment plan, T.D.D. service for the
                                                           hearing impaired
                                                      HOW TO CONTACT SCUDDER

        7.           Purchase of Securities Being     PURCHASES
                     Offered                          FUND ORGANIZATION--Underwriter
                                                      TRANSACTION INFORMATION--Purchasing shares, Share price,
                                                           Processing time, Minimum balances, Third party transactions
                                                      SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                      SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                      INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or Repurchase         EXCHANGES AND REDEMPTIONS
                                                      TRANSACTION INFORMATION--Redeeming shares, Tax identification number, Minimum balances

        9.           Pending Legal Proceedings        NOT APPLICABLE


                            Cross Reference - Page 1


PART B
------

                                                      Caption in Statement of
     Item No.        Item Caption                     Additional Information
     --------        ------------                     ----------------------

       10.           Cover Page                       COVER PAGE

       11.           Table of Contents                TABLE OF CONTENTS

       12.           General Information and          ORGANIZATION OF THE FUNDS
                     History

       13.           Investment Objectives and        THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES
                     Policies                         INVESTMENT RESTRICTIONS

       14.           Management of the Fund           INVESTMENT ADVISER
                                                      TRUSTEES AND OFFICERS
                                                      REMUNERATION

       15.           Control Persons and Principal    TRUSTEES AND OFFICERS
                     Holders of Securities

       16.           Investment Advisory and Other    INVESTMENT ADVISER
                     Services                         DISTRIBUTOR
                                                      ADDITIONAL INFORMATION--Experts, Other Information

       17.           Brokerage Allocation and         PORTFOLIO TRANSACTIONS--Brokerage Commissions, Portfolio Turnover
                     Other Practices

       18.           Capital Stock and Other          ORGANIZATION OF THE FUNDS
                     Securities                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS


       19.           Purchase, Redemption and         PURCHASES
                     Pricing of Securities Being      EXCHANGES AND REDEMPTIONS
                     Offered                          FEATURES AND SERVICES OFFERED BY THE FUNDS--Dividend and capital gain distribution options
                                                      SPECIAL PLAN ACCOUNTS
                                                      NET ASSET VALUE

       20.           Tax Status                       DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
                                                      TAXES

       21.           Underwriters                     DISTRIBUTOR

       22.           Calculation of Performance       PERFORMANCE INFORMATION
                     Data

       23.           Financial Statements             FINANCIAL STATEMENTS


                            Cross Reference - Page 2

This combined prospectus sets forth concisely the information about Scudder California Tax Free Money Fund and Scudder California Tax Free Fund, non-diversified and diversified series, respectively, of Scudder California Tax Free Trust, an open-end management investment company, that a prospective investor should know before investing.
Please retain it for future reference.


Shares of the Funds are not insured or guaranteed by the U.S. Government. Scudder California Tax Free Money Fund seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.

If you require more detailed information, a Statement of Additional Information for the Funds dated August 1, 1998, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


Because of its focus on California tax-exempt investments, Scudder California Tax Free Money Fund may have to concentrate a significant percentage of its assets in a single issuer. An investment in this Fund may be riskier than an investment in a money market fund that does not focus on investments from a single state.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Contents--see page 5.
NOT FDIC-
INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Scudder California
Tax Free Money Fund
Scudder California
Tax Free Fund

Prospectus
August 1, 1998


Two pure no-load(TM) (no sales charges) mutual fund series which seek to provide double tax-free income, exempt from both California state personal income tax and regular federal income tax.

  Expense information


How to compare a Scudder Family of Funds pure no-load(TM) fund This information is designed to help you understand the various costs and expenses of investing in Scudder California Tax Free Money Fund and Scudder California Tax Free Fund (the "Funds"). By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1)   Shareholder  transaction  expenses:   Expenses  charged  directly  to  your
     individual account in either Fund for various transactions.

                                                                              Scudder California      Scudder California
                                                                             Tax Free Money Fund       Tax Free Fund
     Sales commissions to purchase shares (sales load)                                 NONE                    NONE
     Commissions to reinvest dividends                                                 NONE                    NONE
     Redemption fees                                                                   NONE*                   NONE*
     Fees to exchange shares                                                           NONE                    NONE


 2) Annual Fund operating expenses: Expenses paid by either Fund before it distributes its net investment income, expressed as a percentage of its average daily net assets for the fiscal year ended March 31, 1998.


     Investment  management  fees (after waiver,  if  applicable)                      0.32%**                 0.62%
     12b-1 fees                                                                         NONE                    NONE
     Other  expenses                                                                   0.28%                   0.16%
     Total  Fund  operating expenses (after waiver, if applicable)                     0.60%**                 0.78%


 Example

 Based on the levels of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, the Funds have no redemption fees of any kind.)


     One year                         $   6                   $   8
     Three years                         19                      25
     Five years                          33                      43
     Ten years                           75                      97

 See "Fund organization--Investment adviser" for further information about the investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Funds, or by Write-A-Check for Scudder California Tax Free Money Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until July 31, 1999, the Adviser has agreed to waive a portion of its fee for Scudder California Tax Free Money Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.60% of average daily net assets. If the Adviser had not agreed to waive a portion of its fee, Fund expenses would have been: investment management fee 0.50%, other expenses 0.28% and total Fund operating expenses 0.78% for the fiscal year ended March 31, 1998.

  Financial highlights


Scudder California Tax Free Money Fund

  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                     Years Ended March 31,
                                      1998     1997    1996     1995     1994     1993    1992     1991     1990     1989
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning          ----------------------------------------------------------------------------------------
   of period ....................    $1.000   $1.000  $1.000   $1.000   $1.000   $1.000  $1.000   $1.000   $1.000   $1.000
                                    ----------------------------------------------------------------------------------------
Net investment income ...........      .029     .028    .032     .027     .019     .023    .035     .047     .052     .049
Less: Distributions from
   net investment income ........     (.029)   (.028)  (.032)   (.027)   (.019)   (.023)  (.035)   (.047)   (.052)   (.049)
Net asset value, end of             ----------------------------------------------------------------------------------------
   period .......................    $1.000   $1.000  $1.000   $1.000   $1.000   $1.000  $1.000   $1.000   $1.000   $1.000
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (a) ............      2.98     2.87    3.28     2.72     1.92     2.35    3.54     4.79     5.35     5.04
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) .................        71       69      67       64       72       56      58       64       65       64
Ratio of operating expenses,
   net to average daily net
   assets (%) ...................       .60      .60     .60      .60      .60      .60     .60      .65      .75      .67
Ratio of operating expenses
   before expense reductions
   to average daily net
   assets (%) ...................       .78      .79     .81      .84      .90      .86     .88      .92      .90      .84
Ratio of net investment
   income to average daily
   net assets (%) ...............      2.92     2.83    3.23     2.68     1.90     2.33    3.50     4.68     5.22     4.98


(a) Total returns would have been lower had certain expenses not been reduced.

  Financial highlights


Scudder California Tax Free Fund
  The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements. If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated March 31, 1998, which may be obtained without charge by writing or calling Scudder Investor Services, Inc.


                                                                     Years Ended March 31,
                                      1998     1997    1996     1995     1994     1993    1992     1991     1990    1989
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of       ----------------------------------------------------------------------------------------
  period ..........................  $10.39   $10.36  $10.07   $10.02   $11.05   $10.60  $10.41   $10.29   $10.26   $ 9.99
Income from investment operations:  ----------------------------------------------------------------------------------------
Net investment income .............     .52      .52     .51      .51      .53      .59     .61      .63      .65      .68
Net realized and unrealized
  gain (loss) on investment
  transactions ....................     .69      .04     .29      .14     (.35)     .94     .47      .21      .22      .27
Total from investment               ----------------------------------------------------------------------------------------
  operations ......................    1.21      .56     .80      .65      .18     1.53    1.08      .84      .87      .95
Less distributions:                 ----------------------------------------------------------------------------------------
From net investment income ........    (.52)    (.52)   (.51)    (.51)    (.53)    (.59)   (.61)    (.63)    (.65)    (.68)
From net realized gains on
  investment transactions .........    (.02)    (.01)     --     (.09)    (.63)    (.49)   (.28)    (.09)    (.19)      --
In excess of net realized gains ...      --       --      --       --     (.05)      --      --       --       --       --
                                    ----------------------------------------------------------------------------------------
Total distributions ...............    (.54)    (.53)   (.51)    (.60)   (1.21)   (1.08)   (.89)    (.72)    (.84)    (.68)
                                    ----------------------------------------------------------------------------------------
Net asset value, end of             ----------------------------------------------------------------------------------------
  period ..........................  $11.06   $10.39  $10.36   $10.07   $10.02   $11.05  $10.60   $10.41   $10.29   $10.26
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) ..................   11.85     5.44    8.01     6.75     1.30    15.13   10.74     8.53     8.62     9.80
Ratios and Supplemental Data
Net assets, end of period
  ($ millions) ....................     324      289     293      294      325      309     242      208      193      171
Ratio of operating expenses
  to average daily net
  assets (%) ......................     .78      .78     .77      .80      .78      .79     .81      .84      .83      .89
Ratio of net investment income
  to average daily net
  assets (%) ......................    4.79     4.98    4.88     5.18     4.85     5.42    5.79     6.13     6.23     6.71
Portfolio turnover rate (%) .......    21.5     70.8    49.2     87.3    126.5    208.6   143.0    170.6     70.4    158.9

 A message from the President


Scudder Kemper Investments, Inc., investment adviser to the Scudder Family of Funds, is one of the largest and most experienced investment management organizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts. It is one of the ten largest mutual fund companies in the U.S.

We offered America's first no-load mutual fund in 1928, and today the Scudder Family of Funds includes over 50 no-load mutual fund portfolios or classes of shares. We also manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund, and numerous other open- and closed-end funds that invest in this country and other countries around the world.

The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.

Services available to shareholders include toll-free access to professional representatives, easy exchange among the Scudder Family of Funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.

Funds or fund classes in the Scudder Family of Funds are offered without commissions to purchase or redeem shares or to exchange from one fund to another. There are no 12b-1 fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Edmond Villani

  The Funds


o seek to provide double tax-free income, exempt from both California state personal income tax and regular federal income tax

o active portfolio management by a professional team of credit analysts and municipal bond market experts

o    dividends declared daily and paid monthly

   Scudder California Tax Free Money Fund

o seeks to maintain a constant share price of $1.00 and investment in high quality, short-term municipal securities tax-exempt in California

   Scudder California Tax Free Fund

o    invests  primarily  in  long-term   investment-grade  municipal  securities
     tax-exempt in California


  Contents

Why invest in these Funds?                             6
Summary of important features                          7
Tax-exempt vs. taxable income                          8
Scudder California Tax Free Money Fund                 9
Scudder California Tax Free Fund                      10
Additional information about policies
   and investments                                    11
Distribution and performance information              16
Fund organization                                     17
Transaction information                               19
Shareholder benefits                                  23
Purchases                                             26
Exchanges and redemptions                             27
Trustees and Officers                                 29
Investment products and services                      30
How to contact Scudder                                31

  Why invest in these Funds?


Scudder California Tax Free Money Fund and Scudder California Tax Free Fund (the "Funds") are non-diversified and diversified series, respectively, of Scudder California Tax Free Trust and are designed for California residents seeking income exempt from both state and regular federal income tax. Because these Funds are intended for investors subject to California state personal income and regular federal income taxes, they may not be appropriate for all investors and are not available in all states.

Tax-free income


As illustrated in the chart "Tax-exempt vs. taxable income," depending on your tax bracket and individual situation, you may earn a substantially higher after-tax return from these Funds than from comparable investments that pay income subject to both California state personal and regular federal income tax. For example, if your federal marginal tax rate is 39.60% and your California marginal tax rate is 9.30%, your effective combined marginal tax rate is 45.22%. Thus, you would need to earn a taxable return of 5.39% to receive after-tax income equal to the 2.95% tax-free yield provided by Scudder California Tax Free Money Fund for the seven-day period ended March 31, 1998, or earn a taxable return of 7.67% to receive after-tax income equal to the 4.20% tax-free yield provided by Scudder California Tax Free Fund for the 30-day period ended March 31, 1998. In other words, it would be necessary to earn $1,826 from a taxable investment to equal $1,000 of tax-free income you receive from either Fund. The yield levels of tax-free and taxable investments change continuously. Before investing in either Fund, you should compare its yield to the after-tax yield you would receive from a comparable investment paying taxable income. For up-to-date yield information on either Fund, shareholders can call SAIL, Scudder Automated Information Line, for toll-free information at any time.


Investment characteristics of each Fund

The Funds are income-oriented portfolios advised by Scudder Kemper Investments, Inc. (the "Adviser"). Each Fund seeks to provide income free from both California state personal income and regular federal income tax. Under normal market conditions, each Fund will invest at least 80% of its net assets in California municipal securities. The two Funds, however, have different investment objectives and characteristics. The two Funds' prospectuses are presented together so you can understand their important differences and decide which Fund or combination of the two is most suitable for your needs.

Scudder California Tax Free Money Fund seeks stability of capital and the maintenance of a $1.00 net asset value per share. Scudder California Tax Free Fund ordinarily provides a higher, more stable income stream, but its net asset value per share fluctuates with market changes. As a result of these differences, the average portfolio maturities of the Funds are different.

Scudder California Tax Free Money Fund invests primarily in short-term municipal obligations (notes and bonds) with individual remaining maturities of 397 calendar days or less. The weighted average maturity of the portfolio is 90 days or less. Scudder California Tax Free Fund has flexible investment policies regarding maturity but normally invests primarily in long-term municipal bonds.

The yield and the potential for price fluctuation are generally greater, the longer the maturity of the municipal security. Other factors affecting the yield and price variability include the absolute level of interest rates, the relationship among short-, medium- and long-term interest rates, the quality of each Fund's investments and each Fund's expenses.

Except as otherwise indicated, each Fund's investment objectives and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objective, shareholders should consider whether that Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that either Fund's objectives will be met.


  Summary of important features


 ----------------------------------------------------------------------------------------------------------------------

                      Investment          Investments          Maturity              Quality            Dividends
                      objectives
                  and characteristics

 Scudder        o  price stability      o  short-term    o  average maturity  o  100% of            o  declared daily
 California                                California       of 90 days or        investments rated     and paid
 Tax Free       o  income exempt from      municipal        less;                within top two        monthly
 Money Fund        both California         securities       no single            quality ratings
                   state personal                           investment           or judged to be    o  option to
                   income tax and                           maturity longer      of comparable         receive in
                   regular federal                          than 397             quality               cash or
                   income tax                               calendar days                              reinvest in
                                                                                                       additional
                                                                                                       shares



 Scudder        o  prices will          o  primarily     o  primarily         o  100% of            o  declared daily
 California        fluctuate with          long-term        long-term bonds      investments rated     and paid
 Tax Free Fund     changes in interest     California                            within top six        monthly
                   rates                   municipal                             quality ratings
                                           bonds                                 or judged to be    o  option to
                o  income exempt from                                            of comparable         receive in
                   both California                                               quality               cash or
                   state personal                                                                      reinvest in
                   income tax and                                                                      additional
                   regular federal                                                                     shares
                   income tax

 ----------------------------------------------------------------------------------------------------------------------


                                       7



  Tax-exempt vs. taxable income


 -----------------------------------------------------------------------------------------------------------------------

 Tax Free Yields and Corresponding  Taxable  Equivalents:  The table below shows
 California taxpayers what an investor would have to earn from a comparable taxable investment to equal the Scudder California Tax Free Money Fund and the Scudder California Tax Free Fund's double tax free yield. Today, many investors may find that regular federal and California state personal income tax rates make either Fund an attractive alternative to investments paying taxable income.


                                             COMBINED MARGINAL    TO EQUAL HYPOTHETICAL TAX-FREE YIELDS
                                             TAXABLE TAX RATE     OF 5%, 7% AND 9%,  A INVESTMENT WOULD HAVE TO EARN*:

            1997 TAXABLE INCOME:                   RATE:                 5%                 7%               9%
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------

                         INDIVIDUAL

                   $25,351-26,045                 32.32%                7.39%              10.34%           13.30%

                    26,046-32,916                 33.76%                7.55%              10.57%           13.59%

                    32,917-61,400                 34.70%                7.66%              10.72%           13.78%

                   61,401-128,100                 37.42%                7.99%              11.19%           14.38%

                  128,101-278,450                 41.95%                8.61%              12.06%           15.50%

                    OVER $278,450                 45.22%                9.13%              12.78%           16.43%
 -----------------------------------------------------------------------------------------------------------------------
 -----------------------------------------------------------------------------------------------------------------------

                         JOINT RETURN

                   $42,351-52,090                 32.32%                7.39%              10.34%           13.30%

                    52,091-65,832                 33.76%                7.55%              10.57%           13.59%

                   65,833-102,300                 34.70%                7.66%              10.72%           13.78%

                  102,301-155,950                 37.42%                7.99%              11.19%           14.38%

                  155,951-278,450                 41.95%                8.61%              12.06%           15.50%

                    OVER $278,450                 45.22%                9.13%              12.78%           16.43%



* Combined marginal tax rates are adjusted for the deductibility of state taxes. These illustrations assume a marginal federal income tax rate of 28% to 39.6% and that the federal alternative minimum tax is not applicable. Upper income individuals may be subject to an effective federal income tax rate in excess of the applicable marginal rate as a result of the phase-out of personal exemptions and itemized deductions made permanent by the Revenue Reconciliation Act of 1993. Individuals subject to these phase-out provisions would have to invest in taxable securities with a yield in excess of those shown on the table in order to achieve an after-tax yield equivalent to the yield on a comparable tax-exempt security.

  Scudder California Tax Free
  Money Fund


Investment objectives and policies

Scudder California Tax Free Money Fund seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California personal and regular federal income tax. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. All of the Fund's investments are high quality, have a remaining maturity of 397 calendar days or less and have minimal credit risk as determined by the Adviser. The weighted average maturity of the Fund's portfolio is 90 days or less.

Quality

All of the Fund's municipal securities must meet certain quality criteria at the time of purchase. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality ratings of two or more of the following rating agencies: Moody's Investor Services, Inc. ("Moody's") (Aaa and Aa, MIG-1 and MIG-2, and P1 and P2), Standard & Poor's Corporation ("S&P") (AAA and AA, SP1+ and SP1, A1+ and A1 and A2), and Fitch Investors Service, Inc. ("Fitch") (AAA and AA, F1+, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by a money market fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

Investments

The Fund invests in municipal securities of issuers located in California and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and
Guam). It is the opinion of bond counsel, rendered on the date of issuance, that the income from these obligations is exempt from both California personal income tax and regular federal income tax ("California municipal securities"). These securities include general obligation and revenue bonds and notes of issuers located in California and of other qualifying issuers. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in municipal bonds with remaining maturities of 397 calendar days or less.

Ordinarily, the Fund expects that 100% of its portfolio securities will be California municipal securities. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in short-term taxable securities. It is impossible to accurately predict how long such alternative strategies may be utilized.

The Fund is concentrated in securities issued by California governments and related entities. Changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. Consequently, an investment in the Fund may be riskier than an investment in a money market fund that does not concentrate in securities issued by, or within, a single state.

The Fund may invest in  stand-by  commitments,  third  party  puts,  when-issued securities and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments.

See "Additional information about policies and investments" for more information about these investment techniques.

A portion of the Fund's income may be subject to federal, state and local income taxes.

  Scudder California Tax Free Fund


Investment objective and policies

Scudder California Tax Free Fund seeks to provide California taxpayers with income exempt from both California personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

The Adviser believes that investment results can be enhanced by active professional management. Professional management distinguishes the Fund from unit investment trusts, which cannot be actively managed.

Quality

Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment- grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities considered to be of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields than investment-grade bonds in the past, they are considered to be predominantly speculative and, therefore, carry greater risk.

The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Investments

The Fund invests in municipal securities of issuers located in California and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and
Guam). It is the opinion of bond counsel, rendered on the date of issuance, that the income from these obligations is exempt from both California personal income tax and regular federal income tax ("California municipal securities"). The Fund may invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. These securities include general obligation and revenue bonds, industrial development and pollution control bonds of issuers located in California. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility, a specific excise tax or other revenue source.

Under normal market conditions, the Fund expects to invest principally in California municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in California municipal securities with short- and medium-term maturities.

The Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain AMT bonds, such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

Ordinarily, the Fund expects 100% of its portfolio securities to be California municipal securities. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in taxable securities.


The Fund may invest its assets in municipal securities which are rated, or issued by an issuer rated, P2 by Moody's, A2 by S&P, or F2 by Fitch, to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act").

The Fund may invest in stand-by commitments, third party puts, when-issued securities, illiquid securities and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may also utilize various other strategic transactions, including derivatives. See "Additional information about policies and investments" for more information about these investment techniques.

During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentage of its net assets invested in debt securities rated below investment-grade (or if unrated, considered by the Adviser to be equivalent to rated securities) in the categories indicated: 0.6% BB-, 1.21% B+ and 2.7% B.


A portion of the Fund's income may be subject to federal, state and local income taxes.

  Additional information about policies and investments


Investment restrictions

Each Fund has certain investment restrictions which are designed to reduce the Fund's investment risk. Fundamental investment restrictions may not be changed without a vote of shareholders; non-fundamental investment restrictions may be changed by a vote of the Trust's Board of Trustees.

As a matter of fundamental policy, each Fund may not borrow money, except as permitted under Federal law. Further, as a matter of non-fundamental policy, each Fund may not borrow money in an amount greater than 5% of total assets, except for temporary or emergency purposes.

As a matter of fundamental policy, each Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities, interests in indebtedness or through repurchase agreements. Each Fund has adopted a non-fundamental policy restricting the lending of portfolio securities to no more than 5% of total assets.



Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds. For purposes of each Fund's investment limitation regarding concentration of investments in any one industry, all such bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

Each Fund normally invests at least 80% of its net assets in California municipal securities.

When the Adviser determines that market conditions warrant, each Fund may, for temporary defensive purposes, invest more than 20% of its net assets in taxable securities.

In addition, as a matter of nonfundamental policy, up to 20% of each Fund's net assets may be held in cash or invested in short-term taxable investments, including repurchase agreements, U.S. Government and other money market instruments and in California municipal securities whose interest income is specifically treated as a tax preference item under the individual alternative minimum tax.

A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' combined Statement of Additional Information.

Investing in California

Each Fund is more susceptible to factors adversely affecting issuers of California municipal securities than are comparable municipal bond funds that do not emphasize these issuers to this degree. Although the California economy is in the second year of its recovery, it is impossible to predict the ultimate impact of future fluctuations. On July 15, 1994, Moody's lowered California's general obligation bond ratings from Aa to A1, citing the State's deteriorating financial position. On July 30, 1996, S&P raised the State's general obligation bond ratings from A to A+. For additional information about the California economy, see the Funds' combined Statement of Additional Information dated August 1, 1998.

When-issued securities

Each Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

Repurchase agreements

As a means of earning taxable income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, a Fund acquires securities, subject to the seller's agreement to repurchase at a specified time and price. Income from repurchase agreements will be taxable when distributed to shareholders.

Stand-by commitments

To facilitate liquidity, each Fund may enter into "stand-by commitments" permitting them to resell municipal securities to the original seller at a specified price. Stand-by commitments generally involve no cost to the Fund, and any costs would be, in any event, limited to no more than 0.50% of the value of the total assets of the Fund. Any such costs may, however, reduce yield.

Third party puts

Each Fund may purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing the Fund at specified intervals (not exceeding 397 calendar days in the case of Scudder California Tax Free Money Fund) to tender (or "put") its bonds to the institution and receive the face value thereof. These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps.

Variable rate demand instruments

Each Fund may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit each Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent.

Municipal lease obligations

Scudder California Tax Free Fund may invest in municipal lease obligations and participation interests in such obligations. These obligations, which may take the form of a lease, an installment purchase contract or a conditional sales contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Fund will not hold such obligations directly, but will purchase a certificate of participation or other participation interest in a municipal obligation from a bank or other financial intermediary. A participation interest gives the Fund a proportionate interest in the underlying obligation.

Indexed securities

Scudder California Tax Free Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument.

Illiquid securities


Each Fund may invest in securities for which there is not an active trading market, or which have resale restrictions. These types of securities generally offer a higher return than more readily marketable securities, but carry the risk that a Fund may not be able to dispose of them at an advantageous time or price. Some restricted securities, however, may be considered liquid despite resale restrictions, since they can be sold to other qualified institutional buyers under a rule of the Securities and Exchange Commission (Rule 144A). In the case of Scudder California Tax Free Money Fund, the Trust's Board of Trustees has delegated to the Adviser the authority to determine those Rule 144A securities that will be considered liquid.


Strategic Transactions and derivatives

Scudder California Tax Free Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, Scudder California Tax Free Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of Scudder California Tax Free Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Funds' risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Funds may use from time to time.

Non-diversified investment company. As a "non-diversified" investment company, Scudder California Tax Free Money Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified investment company. Investment in the Fund may involve greater risk than investment in a diversified fund.

Investing in California. If either California or any of its local governmental entities were to be unable to meet its financial obligations, the income derived by each Fund, its net asset value or liquidity and the ability to preserve or realize appreciation of each Fund's capital could be adversely affected.

In 1978, California passed Proposition 13 limiting the level of property taxes. In 1988, California passed Proposition 98 guaranteeing public schools a minimum share of State revenues. These propositions and subsequent legislation may affect the State's creditworthiness in the future. See "Investing in California" in the Funds' Statement of Additional Information for further details about the risks of investing in California obligations.

Securities backed by guarantees. Scudder California Tax Free Money Fund invests in securities backed by guarantees from banks, insurance companies and other financial institutions. The Fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Fund and affect its share price.

Debt securities. Scudder California Tax Free Fund may invest in securities rated below Baa by Moody's or BBB by S&P or Fitch. Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below investment-grade are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher quality fixed-income securities. The market prices of such lower rated debt securities may decline significantly in periods of general economic difficulty. In addition, the trading market for these securities is generally less liquid than for higher rated securities and the Fund may have difficulty disposing of these securities at the time it wishes to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase of the securities under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

Third party puts. In connection with third party puts, the financial institution granting the option does not provide credit enhancement, and typically if there is a default on or significant downgrading of the bond or a loss of its tax-exempt status the put option will terminate automatically; the risk of the Fund will be that of holding a long-term bond and, in the case of the Scudder California Tax Free Money Fund, the weighted average maturity of the Fund's portfolio would be adversely affected.

Municipal lease obligations. Municipal lease obligations and participation interests in such obligations frequently have risks distinct from those associated with general obligation or revenue bonds. Municipal lease obligations are not secured by the governmental issuer's credit, and if funds are not appropriated for lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to the Fund. Although "non-appropriation" obligations are secured by the leased property, disposition of that property in the event of foreclosure might prove difficult, time consuming and costly. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear. In evaluating the credit quality of a municipal lease obligation that is unrated, the Adviser will consider a number of factors including the likelihood that the governmental issuer will discontinue appropriating funding for the leased property. For more information, please refer to the Funds' Statement of Additional Information.

Indexed securities. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.

Illiquid securities. The absence of a trading market can make it difficult to ascertain a market value for these investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the purchase or sale of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all.

Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium.

Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Funds' Statement of Additional Information.

  Distribution and performance information


Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. The Funds intend to distribute net realized capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. An additional distribution may be made, if necessary. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Funds.


Distributions derived from interest on California municipal securities are not subject to California state personal income taxes or to regular federal income taxes, except for the possible applicability of the federal alternative minimum tax. Interest on obligations of Puerto Rico and other U.S. possessions may also be distributed as dividends exempt from California state personal income taxes. Other distributions are generally taxable to shareholders for California state personal income tax purposes. For federal income tax purposes, a portion of each Fund's income may be taxable to individual shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable at a maximum 20% or 28% capital gains rate (depending on the Fund's holding period for the assets giving rise to the gain), for federal income tax purposes regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income.

Distributions of tax-exempt income are taken into consideration in computing the portion, if any, of Social Security and railroad retirement benefits subject to federal and, in some cases, state taxes.


Each Fund ordinarily provides income that is 100% free from California state personal income and regular federal income taxes. However, income from repurchase agreements and gains from certain Strategic Transactions are taxable. Moreover, dividends paid to shareholders subject to California state franchise or corporate income taxes may be taxed as ordinary dividends for the purposes of such taxes notwithstanding that all or a portion of such dividends are exempt from California state personal income tax. Some of a Fund's interest income may be treated as a tax preference item that may subject an individual investor to liability (or increased liability) under the alternative minimum tax, depending upon an investor's particular situation. However, at least 80% of each Fund's net assets will normally be invested in California municipal securities whose interest income is not treated as a tax preference item under the individual alternative minimum tax. Tax-exempt income may also subject a corporate investor to liability (or increased liability) under the corporate alternative minimum tax.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of each year.

Performance information

From time to time, quotations of the Funds' performance may be included in advertisements, sales literature, or shareholder reports.

All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. The "yield" of Scudder California Tax Free Money Fund refers to income generated by an investment in the Fund over a specified seven-day period. The "SEC yield" of Scudder California Tax Free Fund is an annualized expression of the net income generated by the Fund over a specified 30-day (one month) period, as a percentage of the Fund's share price on the last day of that period. This yield is calculated according to methods required by the SEC and therefore may not equate to the level of income paid to shareholders. The "effective yield" of
Scudder California Tax Free Money Fund is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. Each Fund's "tax-equivalent yield" is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of each Fund's yield, assuming certain tax brackets for a Fund shareholder. Yields are expressed as annualized percentages. "Total return" is the change in value of an investment in each Fund for a specified period. The "average annual total return" of each Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year, five years and ten years. "Cumulative total return" represents the cumulative change in value of an investment in each Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. Performance will vary based upon, among other things, changes in market conditions and the level of each Fund's expenses.


  Fund organization


Scudder California Tax Free Money Fund and Scudder California Tax Free Fund are series of Scudder California Tax Free Trust (the "Trust"), an open-end management investment company registered under the 1940 Act. The Trust was organized as a Massachusetts business trust in May 1983.

The Funds' activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold, and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment advisory contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of both Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement or omission in the prospectus of the other Fund. The Trustees of the Trust have considered this and approved the use of a combined prospectus.

Investment adviser


The Funds retain the investment management firm of Scudder Kemper Investments, Inc., a Delaware corporation formerly known as Scudder, Stevens & Clark, Inc. ("Scudder"), to manage each Fund's daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Funds under Massachusetts law.

Scudder and Zurich Insurance Company ("Zurich"), an international insurance and financial services organization, have formed a new global investment organization by combining Scudder's business with that of Zurich's subsidiary, Zurich Kemper Investments, Inc. and Scudder has changed its name to Scudder
Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of the Adviser, with the balance owned by the Adviser's officers and employees.


For the fiscal year ended March 31, 1998, the Adviser received an investment management fee of 0.62% of Scudder California Tax Free Fund's average daily net assets on an annual basis.

The fee is graduated so that increases in the Fund's net assets may result in a lower fee and decreases in the Fund's net assets may result in a higher fee.

The fee payable under Scudder California Tax Free Money Fund's Investment Management Agreement is equal to an annual rate of 0.50% of the Fund's average daily net assets. The Adviser has agreed to maintain the annualized expenses of the Fund at not more than 0.60% of the average daily net assets of the Fund until July 31, 1999.

For the fiscal year ended March 31, 1998, the Adviser received an investment management fee of 0.32% of Scudder California Tax Free Money Fund's average daily net assets on an annual basis.

Each Fund's fee is payable monthly, provided that a Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of a Fund and unpaid.

All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder Kemper Investments, Inc. is located at Two International Place, Boston, Massachusetts.

Like other mutual funds and financial and business organizations worldwide, the Funds could be adversely affected if computer systems on which the Funds rely, which primarily include those used by the Adviser, its affiliates or other service providers, are unable to correctly process date-related information on and after January 1, 2000. This risk is commonly called the Year 2000 Issue.
Failure to successfully address the Year 2000 Issue could result in interruptions to and other material adverse effects on the Funds' business and operations. The Adviser has commenced a review of the Year 2000 Issue as it may affect the Funds and is taking steps it believes are reasonably designed to address the Year 2000 Issue, although there can be no assurances that these steps will be sufficient. In addition, there can be no assurances that the Year

2000 Issue will not have an adverse effect on the companies whose securities are held by the Funds or on global markets or economies generally.

Transfer agent

Scudder Service Corporation,  P.O. Box 2291, Boston, Massachusetts 02107-2291, a
subsidiary  of  the  Adviser,  is  the  transfer,   shareholder   servicing  and
dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.


  Transaction information


Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" in the case of Scudder California Tax Free Money Fund prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:
-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.

By telephone order. To a limited extent, certain financial institutions may place orders to purchase shares of Scudder California Tax Free Fund unaccompanied by payment prior to the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4:00 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. The Fund may be exchanged for shares of other funds in the Scudder Family of Funds, unless otherwise determined by the Board of Trustees. Your new account will have the same registration and address as your existing account.

The  exchange  requirements  for  corporations,  other  organizations,   trusts,
fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.

Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

Each Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Funds' transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

By "Write-A-Check." You may redeem shares of Scudder California Tax Free Money Fund by writing checks against your account balance for at least $100. Your Fund investments will continue to earn dividends until your check is presented to the Fund for payment.

Checks will be returned by the Fund's transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check, because the exact balance at the time the check clears will not be known when the check is written.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the SEC. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.
For more information, please call 1-800-225-5163.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share for Scudder California Tax Free Money Fund as of twelve o'clock noon and as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. For Scudder California Tax Free Fund, Scudder Fund Accounting Corporation determines net asset value per share once a day as of the close of regular trading on the Exchange. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding. In calculating the net asset value per share, Scudder California Tax Free Fund uses the current market value of the securities, and Scudder California Tax Free Money Fund uses the amortized cost value.

Processing time

All purchase and redemption requests must be received in good order by the Funds' transfer agent.

For Scudder California Tax Free Money Fund, purchases made by wire and received by the Fund's transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Fund's transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Fund's transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request for Scudder California Tax Free Money Fund is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

For Scudder California Tax Free Fund, those requests received by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of trading that day. Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day. Purchases made by federal funds wire before noon eastern time will begin earning income that day; all other purchases received before the close of regular trading on the Exchange will begin earning income the next business day. Redeemed shares will earn income on the day on which the redemption request is executed.

If you wish to make a purchase of $500,000 or more you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

Purchases and sales of Scudder California Tax Free Fund should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason including when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares of Scudder California Tax Free Fund, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes. No gain or loss will be realized in the case of a redemption or exchange of shares of Scudder California Tax Free Money Fund if it maintains a constant net asset value per share.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires each Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the

30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.

Shareholders who maintain a non-fiduciary account balance of less than $2,500 in the Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. The Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and Redemptions--Other Information" in the Fund's Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.


  Shareholder benefits


Experienced professional management


Scudder Kemper Investments, Inc. (the "Adviser"), one of the nation's most experienced investment management firms, actively manages your fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.


A team approach to investing

Scudder California Tax Free Money Fund and Scudder California Tax Free Fund are each managed by a team of investment professionals, each of whom plays an important role in the Funds' management process. Team members work together to develop investment strategies and select securities for the Funds' portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders and other investment specialists who work in the Adviser's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.


Frank J. Rachwalski, Lead Portfolio Manager for Scudder California Tax Free Money Fund, joined the Adviser in 1973 and has over 20 years of experience in short-term fixed income investing and research. Mr. Rachwalski assumed responsibility for the Fund's investment strategy and operations in 1998. Jerri
I. Cohen, Portfolio Manager for Scudder California Tax Free Money Fund since 1998, joined the Adviser in 1981 and has over 5 years of experience in tax-exempt money market fund investing.


Scudder California Tax Free Fund's Lead Portfolio Manager Jeremy L. Ragus has had responsibility for the Fund's day-to-day operations since he joined the Adviser in 1990. Mr. Ragus has 17 years of experience in municipal investing.

Christopher J. Mier, Portfolio Manager for Scudder California Tax Free Fund since 1998, joined the Adviser in 1986 and has more than five years of experience in municipal investing and portfolio management.

SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds or classes thereof. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder Kemper Investments, Inc., combines the benefits of a customized portfolio of no-load mutual funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1.25% or less of assets. In addition, it draws upon the Adviser's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You will receive a detailed statement summarizing account activity, including dividend and capital gain reinvestment, purchases and redemptions. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

  Purchases

 Opening
 an account          Minimum initial investment: $2,500; IRAs $1,000
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

                     o  By Mail              Send your completed and signed application and check
 Make checks
 payable to "The
 Scudder Funds."
                                                          by regular mail                 or  by express, registered,
                                                 to:                                      or certified mail to:

                                                 The Scudder Funds                        The Scudder Funds
                                                 P.O. Box 2291                            66 Brooks Drive
                                                 Boston, MA                               Braintree, MA  02184
                                                 02107-2291

                     o  By  Wire             Please  see   Transaction information--Purchasing shares-- By
                                             wire for details, including the ABA wire  transfer  number.  Then  call
                                             1-800-225-5163 for instructions.

                     o  In Person            Visit one of our Investor Centers to complete your application with the help of a Scudder representative. Investor Center locations are listed under Shareholder benefits.
 -----------------------------------------------------------------------------------------------------------------------

 Purchasing
 additional shares   Minimum additional investment: $100; IRAs $50
                     Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums.
                     See appropriate plan literature.

 Make checks         o By Mail          Send a check with a Scudder  investment  slip,  or with a letter of
 payable to "The                        instruction  including  your account  number and the complete Fund name, to
 Scudder Funds."                        the appropriate address listed above.

                     o By  Wire         Please  see Transaction information--Purchasing shares-- By wire for details, including the ABA wire transfer number.

                     o In Person        Visit one of our Investor Centers   to  make  an   additional investment  in  your
                                        Scudder  fund account.  Investor Center locations  are   listed   under    Shareholder
                                        benefits.

                     o By Telephone     Please see Transaction information--Purchasing shares-- By QuickBuy or By telephone order for more details.

                     o  By Automatic    You may arrange to make  investments  on a  regular  basis   through   automatic
                        Investment Plan deductions from your bank checking account.  Please call 1-800-225-5163
                       ($50 minimum)    for more information and an enrollment form.


                                       26

  Exchanges and redemptions


 Exchanging shares
                   Minimum investments:         $2,500 to establish a new account;
                                                $100 to exchange among existing accounts

                   o By Telephone     To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                   o By Mail          Print or type your instructions and include:
                     or Fax             -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into;
                                        -   your signature(s) as it appears on your account; and
                                        -   a daytime telephone number.

                                      Send your instructions
                                      by regular mail to:      or   by express, registered,   or   by fax to:
                                                                    or certified mail to:
                                      The Scudder Funds             The Scudder Funds              1-800-821-6234
                                      P.O. Box 2291                 66 Brooks Drive
                                      Boston, MA 02107-2291         Braintree, MA  02184

 Redeeming shares  o By Telephone     To speak  with a  service  representative,  call  1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern   time  or  to  access   SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890  (24 hours a day).  You may  have  redemption  proceeds  sent  to  your predesignated bank account,  or redemption  proceeds  of up to  $100,000  sent to your address of record.

                   o By Mail          Send your instructions for redemption to the appropriate address or fax number
                     or Fax           above and include:

                                      - the  name  of  the  Fund  and  account  number you are  redeeming  from;
                                      - your name(s)  and  address as they  appear on your  account;
                                      - the  dollar  amount or number of shares you wish to  redeem;
                                      - your  signature(s) as it appears on your account;   and
                                      - a  daytime  telephone number.

                                      A  signature  guarantee  is  required  for redemptions over $100,000. See Transaction information--Redeeming shares.

                   o By  Automatic    You may  arrange to receive  automatic  cash  payments periodically.  Call
                     Withdrawal Plan  1-800-225-5163 for more information and an enrollment form.


 Scudder tax-advantaged retirement plans


Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o   Scudder No-Fee IRA
o   Scudder Roth No-Fee IRA
o   Keogh Plans
o   401(k) Plans
o   Profit Sharing and Money Purchase Pension Plans
o   403(b) Plans
o   SEP-IRA
o   Scudder Horizon Plan (a variable annuity)

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA and most Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder HorizonPlan is not available in all states.

Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.

  Trustees and Officers



Daniel Pierce*
    President and Trustee
Henry P. Becton, Jr.
    Trustee; President and General Manager,
    WGBH Educational Foundation
Dawn-Marie Driscoll
    Trustee; Executive Fellow, Center for Business Ethics and President, Driscoll Associates
Peter B. Freeman
    Trustee; Corporate Director and Trustee
George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates
Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University College of Business Administration
Kathryn L. Quirk*
    Trustee, Vice President and Assistant Secretary
Jean C. Tempel
    Trustee; Managing Partner, Technology Equity Partners
Olin Barrett*
    Vice President
Donald C. Carleton*
    Vice President
Jerard K. Hartman*
    Vice President
Thomas W. Joseph*
    Vice President
Thomas F. McDonough*
    Vice President, Secretary and Treasurer
Jeremy L. Ragus*
    Vice President
Rebecca L. Wilson*
    Vice President
Caroline Pearson*
    Assistant Secretary
John R. Hebble*
    Assistant Treasurer
*Scudder Kemper Investments, Inc.

Investment products and services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------
Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP-IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA


Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds or classes thereof may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various foreign stock exchanges.


How to contact Scudder

Account Service and Information:

         For existing account service and transactions
                  Scudder Investor Relations -- 1-800-225-5163

          For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

                  Scudder Electronic Account Services -- http://funds.scudder.com

         For personalized information about your Scudder accounts, exchanges and redemptions

                  Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

         For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

                  Scudder Investor Relations -- 1-800-225-2470
                                                   Investor.Relations@scudder.com

                  Scudder's World Wide Web Site -- http://funds.scudder.com

         For establishing 401(k) and 403(b) plans

                  Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

         To receive information about this discount brokerage service and to obtain an application

                  Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

         To receive information about this mutual fund portfolio guidance and management program

                  Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

                  The Scudder Funds
                  P.O. Box 2291
                  Boston, Massachusetts
                  02107-2291

Or Stop by a Scudder Investor Center:

         Many shareholders enjoy the personal, one-on-one service of the Scudder
         Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061--Member NASD/SIPC.

                     SCUDDER CALIFORNIA TAX FREE MONEY FUND

                                       and

                        SCUDDER CALIFORNIA TAX FREE FUND


              Two Pure No-Load(TM) (No Sales Charges) Mutual Funds
                        Specializing in the Management of
                    California Municipal Security Portfolios






--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                 August 1, 1998



--------------------------------------------------------------------------------


This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the combined prospectus of Scudder California Tax Free Money Fund and Scudder California Tax Free Fund dated August 1, 1998, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                               TABLE OF CONTENTS

                                                                                                                   Page


THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES......................................................................  1
         General Investment Objectives and Policies of Scudder California Tax Free Money Fund......................  1
         General Investment Objective and Policies of Scudder California Tax Free Fund.............................  3
         Investments...............................................................................................  4
         Master/feeder structure................................................................................... 13
         Investments, Investment Techniques and Considerations of the Funds........................................ 13
         Economic Factors.......................................................................................... 16
         Constitutional, Legislative and Other Factors............................................................. 20
         Trustees' Power to Change Objectives and Policies......................................................... 28
         Investment Restrictions................................................................................... 28

PURCHASES.......................................................................................................... 29
         Additional Information About Opening an Account........................................................... 29
         Checks.....................................................................................................29
         Wire Transfer of Federal Funds............................................................................ 30
         Additional Information About Making Subsequent Investments................................................ 30
         Additional Information About Making Subsequent Investments by QuickBuy.................................... 30
         Share Price............................................................................................... 31
         Share Certificates........................................................................................ 31
         Other Information......................................................................................... 31

EXCHANGES AND REDEMPTIONS.......................................................................................... 32
         Exchanges................................................................................................. 32
         Redemption by Telephone................................................................................... 32
         Redemption By QuickSell................................................................................... 33
         Redemption by Mail or Fax................................................................................. 33
         Redemption by Write-A-Check............................................................................... 34
         Redemption-in-kind........................................................................................ 34
         Other Information......................................................................................... 34

FEATURES AND SERVICES OFFERED BY THE FUNDS......................................................................... 35
         Dividends and Capital Gains Distribution Options.......................................................... 37
         Scudder Investor Centers.................................................................................. 37
         Reports to Shareholders................................................................................... 37
         Transaction Summaries..................................................................................... 37

THE SCUDDER FAMILY OF FUNDS........................................................................................ 37

SPECIAL PLAN ACCOUNTS.............................................................................................. 43
         Cash Management System--Group Sub-Accounting Plan for Trust Accounts, Nominees
            and Corporations....................................................................................... 43
         Automatic Investment Plan................................................................................. 44
         Uniform Transfers/Gifts to Minors Act..................................................................... 44

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS.......................................................................... 44

PERFORMANCE INFORMATION............................................................................................ 45
         Average Annual Total Return............................................................................... 45
         Cumulative Total Return................................................................................... 45
         Total Return.............................................................................................. 46
         Yield..................................................................................................... 46
         Effective Yield........................................................................................... 46
         Tax-Equivalent Yield...................................................................................... 46
         Comparison of Portfolio Performance....................................................................... 47

ORGANIZATION OF THE FUNDS.......................................................................................... 50

                                       i


                          TABLE OF CONTENTS (continued)

                                                                                                                   Page

INVESTMENT ADVISER................................................................................................. 51
         Personal Investments by Employees of the Adviser.......................................................... 54

TRUSTEES AND OFFICERS.............................................................................................. 54

REMUNERATION....................................................................................................... 56
         Responsibilities of the Board--Board and Committee Meetings............................................... 56
         Compensation of Officers and Trustees..................................................................... 57

DISTRIBUTOR........................................................................................................ 58

TAXES.............................................................................................................. 58
         Federal Taxation.......................................................................................... 59
         State Taxation............................................................................................ 62

PORTFOLIO TRANSACTIONS............................................................................................. 63
         Brokerage Commissions..................................................................................... 63
         Portfolio Turnover........................................................................................ 64

NET ASSET VALUE.................................................................................................... 64

ADDITIONAL INFORMATION............................................................................................. 65
         Experts................................................................................................... 65
         Shareholder Indemnification............................................................................... 66
         Ratings of Municipal Obligations.......................................................................... 66
         Commercial Paper Ratings.................................................................................. 67
         Glossary.................................................................................................. 67
         Other Information......................................................................................... 68

FINANCIAL STATEMENTS............................................................................................... 69
         Scudder California Tax Free Money Fund.................................................................... 69
Scudder California Tax Free Fund................................................................................... 69


                  THE FUNDS' INVESTMENT OBJECTIVES AND POLICIES

                    (See "Investment objectives and policies"
                           in the Funds' prospectus.)

         Scudder California Tax Free Money Fund and Scudder California Tax Free Fund (each a "Fund," collectively the "Funds") are each a series of Scudder California Tax Free Trust (the "Trust"). The Funds are series of an open-end management investment company but are not investment companies themselves.

General Investment Objectives and Policies of Scudder California Tax Free Money Fund

         The investment objectives of Scudder California Tax Free Money Fund are stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing California taxpayers income exempt from California state personal income and regular federal income tax. The Fund pursues these objectives through the professional and efficient management of a high quality portfolio consisting primarily of short-term municipal obligations (as defined under "Investments, Investment Techniques and Considerations of the Funds -- Municipal Obligations") having remaining maturities 397 calendar days or less with a dollar-weighted average portfolio maturity of 90 days or less. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible. There can be no assurance that the Fund's objectives will be met or that income to shareholders which is exempt from regular federal income tax will be exempt from state and local taxes and the federal alternative minimum tax. Because of its focus on California tax-exempt investments, the Scudder California Tax Free Money Fund may have to concentrate a significant percentage of its assets in a single issuer. Changes in the financial condition or market assessment of the financial condition of these entities could have a significant adverse impact on the Fund. An investment in the Fund may be riskier than an investment in a money market fund that does not focus on investments from a single state. Because the Fund is intended for investors subject to both California state personal income and federal income taxes, it may not be appropriate for all investors and is not available in all states.

         Under normal market conditions, the Fund's portfolio securities consist of California municipal securities. In addition, the Fund may make temporary taxable investments as described below, and may hold cash. Generally, the Fund may purchase only securities which are rated, or issued by an issuer rated, within the two highest quality ratings categories of two or more of the following rating agencies: Moody's Investor Services, Inc. ("Moody's") (Aaa and Aa, MIG-1 and MIG-2, and P1 and P2), Standard & Poor's Corporation ("S&P") (AAA and AA, SP1+ and SP1, A1+ and A1 and A2), and Fitch Investors Service, Inc. ("Fitch") (AAA and AA, F1+, F1 and F2). Where only one rating agency has rated a security (or its issuer), the Fund may purchase that security as long as the rating falls within the categories described above. Where a security (or its issuer) is unrated, the Fund may purchase that security if, in the judgment of the Adviser, it is comparable in quality to securities described above. All of the securities in which the Fund may invest are dollar-denominated and must meet credit standards applied by the Adviser pursuant to procedures established by the Trustees. Should an issue of municipal securities cease to be rated or if its rating is reduced below the minimum required for purchase by a money market fund, the Adviser will dispose of any such security unless the Trustees of the Fund determine that such disposal would not be in the best interests of the Fund.

The Fund's Investments. Scudder California Tax Free Money Fund invests in municipal securities of issuers located in California and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that the income from these obligations is exempt from both California personal income tax and regular federal income tax ("California municipal securities"). These securities include general obligation and revenue bonds and notes of issuers located in California and of other qualifying issuers. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility or a specific excise tax or other revenue source. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs, and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. The Fund may also invest in municipal bonds with remaining maturities of 397 calendar days or less.

         Ordinarily, the Fund expects that 100% of its portfolio securities will be California municipal securities. As a matter of fundamental policy which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in municipal obligations the income from which is exempt from both regular federal and California state personal income tax except that the Fund may invest more than 20% of its net assets in securities the income from which may be subject to federal and California income taxes during periods which, in the opinion of the Fund's investment adviser, Scudder Kemper Investments, Inc. (the "Adviser"), require a temporary defensive position for the protection of shareholders. It is impossible to accurately predict how long such alternative strategies may be utilized.

         From time to time on a temporary basis or for temporary defensive purposes, the Fund may, subject to its investment restrictions, hold cash and invest in temporary taxable investments which mature in 397 calendar days or less at the time of purchase, consisting of (1) other obligations issued by or on behalf of municipal or corporate issuers; (2) U.S. Treasury notes, bills and bonds; (3) obligations of agencies and instrumentalities of the U.S. Government;
(4) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and bankers' acceptances; and
(5) repurchase agreements with respect to any of the obligations which the Fund is permitted to purchase. The Fund does not invest in instruments issued by banks or savings and loan associations unless at the time of investment such issuers have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Commercial paper investments are limited to commercial paper rated A-1 by S&P, Prime 1 by Moody's or F-1 by Fitch. The Fund may hold cash or invest in temporary taxable investments due, for example, to market conditions or pending investment of proceeds of subscriptions for shares of the Fund or proceeds from the sale of portfolio securities or in anticipation of redemptions. However, the Adviser expects to invest such proceeds in municipal obligations as soon as practicable. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Amortized Cost Valuation of Portfolio Securities. Pursuant to Rule 2a-7 of the Securities and Exchange Commission (the "SEC"), Scudder California Tax Free
Money Fund uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Fund's per share net asset value at $1.00. The amortized cost method, which is used to value all of the Fund's portfolio securities, involves initially valuing a security at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

         Consistent with the provisions of the Rule, the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 calendar days or less, and invests only in securities determined by the Trustees to be of high quality with minimal credit risks.

         The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio by the Trustees, at such intervals as they deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents (i.e., determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost. Market quotations and market equivalents used in such review may be obtained from an independent pricing service approved by the Trustees.

         The extent of deviation between the Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds l/2 of l%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00 the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro-rata basis, and (2) to offset each shareholder's pro-rata portion of the deviation between net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

The Fund may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, would tend to lower the yield of the Fund.

         Special Considerations. The investment objectives and policies of Scudder California Tax Free Money Fund are sought through the following additional strategies employed in the management of the portfolio which are described under "Investments, Investment Techniques and Considerations of the Funds":

         1.    Income Level and Credit Risk.

         2.    Municipal Obligations.

         3.    Investing in California.

         4.    When-Issued Securities.

         5.    Stand-By Commitments.

         6.    Third Party Puts.

         7.    Repurchase Agreements.

         8.    Reverse Repurchase Agreements.

General Investment Objective and Policies of Scudder California Tax Free Fund

         Scudder California Tax Free Fund seeks to provide California taxpayers with income exempt from both California personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         The Adviser believes that investment results can be enhanced by active professional management. Professional management distinguishes the Fund from unit investment trusts, which cannot be actively managed.

         There can be no assurance that the objective of the Fund will be met or that all income to shareholders which is exempt from regular federal income taxes will be exempt from state or local taxes, or from the federal alternative minimum tax.

The Fund's Investments. Normally, at least 75% of the intermediate- and long-term securities purchased by the Fund will be investment-grade municipal securities which are those rated Aaa, Aa, A, or Baa by Moody's or AAA, AA, A, or BBB by S&P or Fitch, or unrated securities judged by the Adviser to be of equivalent quality, or securities issued or guaranteed by the U.S. Government. The Fund may also invest up to 25% of its total assets in fixed-income securities rated below investment-grade, that is, rated below Baa by Moody's or below BBB by S&P or Fitch, or in unrated securities considered to be of equivalent quality as determined by the Adviser. The Fund may not invest in fixed-income securities rated below B by Moody's, S&P or Fitch, or their equivalent.

         Moody's considers bonds it rates Baa to have speculative elements as well as investment-grade characteristics. Securities rated below BBB are commonly referred to as "junk bonds" and involve greater price volatility and higher degrees of speculation with respect to the payment of principal and interest than higher-quality fixed-income securities. In addition, the trading market for these securities is generally less liquid than for higher-rated securities and the Funds may have difficulty disposing of these securities at the time they wish to do so. The lack of a liquid secondary market for certain securities may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing their portfolios and calculating their net asset values.

         Issuers of junk bonds may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. In addition, the market for high yield municipal securities is relatively new and has not weathered a major economic recession, and it is unknown what effects such a recession might have on such securities. During such a period, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of junk bonds because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         It is expected that a significant portion of the junk bonds acquired by the Fund will be purchased upon issuance, which may involve special risks because the securities so acquired are new issues. In such instances the Fund may be a substantial purchaser of the issue and therefore have the opportunity to participate in structuring the terms of the offering. Although this may enable the Fund to seek to protect itself against certain of such risks, the considerations discussed herein would nevertheless remain applicable.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of junk bonds, particularly in a thinly traded market. Factors adversely affecting the market value of such securities are likely to affect adversely the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

         The Fund expects to invest principally in securities rated A or better by Moody's, S&P or Fitch or unrated securities judged by the Adviser to be of equivalent quality at the time of purchase. Securities in these three rating categories are judged by the Adviser to have an adequate if not strong capacity to repay principal and pay interest.

         High quality bonds, those within the two highest of the quality rating categories, characteristically have a strong capacity to pay interest and repay principal. Medium-grade bonds, those within the next two such categories, are defined as having adequate capacity to pay interest and repay principal. In addition, certain medium-grade bonds are considered to have speculative characteristics. While some lower-grade bonds (so-called "junk bonds") have produced higher yields than investment-grade bonds in the past, they are considered to be predominantly speculative and, therefore, carry greater risk.

         The Fund's investments must also meet credit standards applied by the Adviser. Should the rating of a portfolio security be downgraded after being purchased by the Fund, the Adviser will determine whether it is in the best interest of the Fund to retain or dispose of the security.

Investments


         The Fund invests in municipal securities of issuers located in California and other qualifying issuers (including Puerto Rico, the U.S. Virgin Islands and Guam). It is the opinion of bond counsel, rendered on the date of issuance, that the income from these obligations is exempt from both California personal income tax and regular federal income tax. The Fund may invest in municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued. These securities include general obligation and revenue bonds, industrial development and pollution control bonds of issuers located in California. The Fund may invest in municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less. Municipal notes include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes. General obligation bonds and notes are secured by the issuer's pledge of its full faith, credit and taxing power for payment of principal and interest. Revenue bonds and notes are generally paid from the revenues of a particular facility, a specific excise tax or other revenue source.


         Under normal market conditions, the Fund expects to invest principally in California municipal securities with long-term maturities (i.e., more than 10 years). The Fund has the flexibility, however, to invest in California municipal securities with short- and medium-term maturities.

         The Fund may also invest up to 20% of its total assets in municipal securities the interest income from which is taxable or subject to the alternative minimum tax ("AMT" bonds). Fund distributions from interest on certain municipal securities subject to the alternative minimum tax, such as private activity bonds, will be a preference item for purposes of calculating individual and corporate alternative minimum taxes, depending upon investors' particular situations. In addition, state and local taxes may apply, depending upon your state and local tax laws.

         Ordinarily, the Fund expects 100% of its portfolio securities to be California municipal securities. As a matter of fundamental policy which cannot be changed without the approval of a majority of the Fund's outstanding voting securities (as defined under "Investment Restrictions"), at least 80% of the net assets of the Fund will be invested in California municipal securities except as stated below. The Fund may also, for temporary defensive purposes, hold cash or invest its assets in taxable securities. It is impossible to accurately predict how long these alternative strategies may be utilized.

         When, in the opinion of the Adviser, defensive considerations or an unusual disparity between the after-tax income on taxable investments and comparable municipal obligations make it advisable to do so, up to 20% of the Fund's net assets may be held in cash or invested in short-term taxable investments such as (1) U.S. Treasury notes, bills and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government; and (3) money market instruments, such as domestic bank certificates of deposit, finance company and corporate commercial paper, and bankers' acceptances. Notwithstanding the foregoing, the Fund may invest more than 20% of its net assets in securities the income from which may be subject to federal and California income tax during periods which, in the opinion of the Adviser, require a defensive position for the protection of shareholders. Investors should be aware that shares of the Fund do not represent a complete investment program.

         The  Fund  may  invest  in  stand-by  commitments,  third  party  puts, when-issued securities and enter into repurchase agreements and reverse repurchase agreements, which may involve certain expenses and risks, including credit risks. The Fund may also invest in variable rate demand instruments. These securities and techniques are not expected to comprise a major portion of the Fund's investments. The Fund may also utilize various other strategic transactions, including derivatives. See "Additional information about policies and investments" for more information about these investment techniques.


         During the fiscal year ended March 31, 1998, based upon the dollar-weighted average ratings of the Fund's portfolio holdings at the end of each month during that period, the Fund had the following percentages of its net assets invested in debt securities rated (or if unrated, considered by the Adviser to be equivalent to rated securities) in the categories indicated: 0.6% BB-, 1.21% B+ and 2.7% B.

         A portion of the Fund's income may be subject to federal, state and local income taxes.


Municipal Lease Obligations and Participation Interests. A municipal lease obligation may take the form of a lease, installment purchase contract or conditional sales contract which is issued by a state or local government and authorities to acquire land, equipment and facilities. Income from such obligations is generally exempt from state and local taxes in the state of issuance. Municipal lease obligations frequently involve special risks not normally associated with general obligations or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title in the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in a delay in recovery or the failure to fully recover the Fund's original investment.

         Participation interests represent undivided interests in municipal leases, installment purchase contracts, conditional sales contracts or other instruments. These are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or contracts.

         Certain municipal lease obligations and participation interests may be deemed illiquid for the purpose of the Fund's limitation on investments in illiquid securities. Other municipal lease obligations and participation interests acquired by the Fund may be determined by the Adviser to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations and participation interests, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace in which the security trades. In addition, the Adviser will consider factors unique to particular lease obligations and participation interests affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund.

         The Fund may purchase participation interests in municipal lease obligations held by a commercial bank or other financial institution. Such participations provide the Fund with the right to a pro rata undivided interest in the underlying municipal lease obligations. In addition, such participations generally provide the Fund with the right to demand payment, on not more than seven days' notice, of all or any part of the Fund's participation interest in the underlying municipal lease obligation, plus accrued interest. The Fund will only invest in such participations if, in the opinion of bond counsel, counsel for the issuers of such participations or counsel selected by the Adviser, the interest from such participations is exempt from regular federal income tax and state income tax, if applicable.

Indexed Securities. Scudder California Tax Free Fund may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.



Strategic Transactions and Derivatives. Scudder California Tax Free Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates and broad or specific market movements), to manage the effective maturity or duration of the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate transactions such as swaps, caps, floors or collars (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not to create leveraged exposure in the Fund.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any other nationally recognized statistical rating organization ("NRSRO") or are determined to be of equivalent credit quality by the Adviser. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, municipal obligations, mortgage-backed securities and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may  purchase  and sell put options on  securities,  including
U.S. Treasury and agency securities, mortgage-backed securities, municipal obligations and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate or fixed-income market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions and multiple interest rate transactions and any combination of futures, options and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. An index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the Investment Company Act of 1940, as amended (the "1940 Act") and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate cash or liquid assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid assets having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating cash or liquid assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

         The Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. (See "TAXES.")

Management Strategies. In pursuit of its investment objectives, the Fund purchases securities that it believes are attractive and competitive values in terms of quality, yield, and the relationship of current price to maturity value. However, recognizing the dynamics of municipal bond prices in response to changes in general economic conditions, fiscal and monetary policies, interest rate levels and market forces such as supply and demand for various bond issues, the Adviser, subject to the Trustees' review, performs credit analysis and manages the Fund's portfolio continuously, attempting to take advantage of opportunities to improve total return, which is a combination of income and principal performance over the long term. The primary strategies employed in the management of the Fund's portfolio are:

         Emphasis on Credit Analysis. As indicated above, the Fund's portfolio is invested in municipal obligations rated within, or judged by the Adviser to be of a quality comparable to, the six highest rating categories of Moody's, S&P or Fitch. The ratings assigned by Moody's, S&P and Fitch represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and are not absolute standards of quality. Furthermore, even within this segment of the municipal bond market, relative credit standing and market perceptions thereof may shift. Therefore, the Adviser believes that it should review continuously the quality of municipal obligations.

         The Adviser has over many years developed an experienced staff to assign its own quality ratings which are considered in making value judgments and in arriving at purchase or sale decisions. Through the discipline of this procedure the Adviser attempts to discern variations in credit rankings of the published services and to anticipate changes in credit ranking.

         Variations of Maturity. In an attempt to capitalize on the differences in total return from municipal obligations of differing maturities, maturities may be varied according to the structure and level of interest rates, and the Adviser's expectations of changes therein. To the extent that a Fund invests in short-term maturities, capital volatility will be reduced.

         Emphasis on Relative Valuation. The interest rate (and hence price) relationships between different categories of municipal obligations of the same or generally similar maturity tend to change constantly in reaction to broad swings in interest rates and factors affecting relative supply and demand. These disparities in yield relationships may afford opportunities to implement a flexible policy of trading a Fund's holdings in order to invest in more attractive market sectors or specific issues.

         Market Trading Opportunities. In pursuit of the above the Fund may engage in short-term trading (selling securities held for brief periods of time, usually less than three months) if the Adviser believes that such transactions, net of costs, would further the attainment of the Fund's objective. The needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates which have presented market trading opportunities. There can be no assurance that such dislocations will occur in the future or that either Fund will be able to take advantage of them. The Fund will limit its voluntary short-term trading to the extent such limitation is necessary for it to qualify as a "regulated investment company" under the Code.

Special Considerations. The investment objectives and policies of Scudder California Tax Free Fund are sought through the following additional strategies employed in the management of the portfolio which are described under "Investments, Investment Techniques and Considerations of the Funds":

         1.    Income Level and Credit Risk.

         2.    Municipal Obligations.

         3.    Investing in California.

         4.    When-Issued Securities.

         5.    Stand-by Commitments.

         6.    Third Party Puts.

         7.    Repurchase Agreements.

         8.    Reverse Repurchase Agreements.


Master/feeder structure

         The Board of Trustees has the discretion to retain the current distribution arrangement for the Funds while investing in a master fund in a master/feeder structure as described below.

         A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.


Investments, Investment Techniques and Considerations of the Funds

Income Level and Credit Risk. Because the Funds principally intend to hold investment-grade (in the case of California Tax Free Fund) and high quality (in the case of California Tax Free Money Fund) municipal obligations, the income earned on shares of each Fund tend to be less than it might be on a portfolio emphasizing lower quality securities. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy laws, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal of and interest on its or their municipal obligations may be materially affected. Scudder California Tax Free Fund may invest in municipal securities rated B by S&P, Fitch or Moody's although it intends to invest principally in securities rated in higher grades. Although each Fund's quality standards are designed to minimize the credit risk of investing in the Fund, that risk cannot be entirely eliminated. Shares of the Funds are not insured by any agency of California or of the U.S. Government.

Municipal Obligations. Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities to obtain funds for various public purposes. The interest on most of these obligations is generally exempt from regular federal income tax in the hands of most individual investors, although it may be subject to the individual and corporate alternative minimum tax. The two principal classifications of municipal obligations are "notes" and "bonds."

         1. Municipal Notes. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Municipal notes include: tax anticipation notes; revenue anticipation notes; bond anticipation notes; and construction loan notes. Tax anticipation notes are sold to finance working capital needs of municipalities. They are generally payable from specific tax revenues expected to be received at a future date. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as federal revenues available under the Federal Revenue Sharing Program.

         Tax anticipation notes and revenue anticipation notes are generally issued in anticipation of various seasonal revenues such as income, sales, use, and business taxes. Bond anticipation notes are sold to provide interim financing. These notes are generally issued in anticipation of long-term financing in the market. In most cases, such financing provides for the repayment of the notes. Construction loan notes are sold to provide construction financing. After the projects are successfully completed and accepted, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association). There are, of course, a number of other types of notes issued for different purposes and secured differently from those described above.

         2. Municipal Bonds. Municipal bonds which meet longer term capital needs generally have maturities of more than one year when issued, have two principal classifications: "general" obligation bonds and "revenue" bonds.

         Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount or special assessments.

         The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may also be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations.

         Industrial development and pollution control bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Under federal tax legislation, certain types of Industrial Development Bonds and Pollution Control Bonds may no longer be issued on a tax-exempt basis, although previously-issued bonds of these types and certain refundings of such bonds are not affected. Each Fund may invest more than 25% of its assets in industrial development or other private activity bonds, subject to each Fund's fundamental investment policies, and also subject to each Fund's current intention not to invest in municipal securities whose investment income is taxable or subject to the Fund's 20% limitation on investing in AMT bonds. For the purposes of each Fund's investment limitation
regarding   concentration  of  investments  in  any  one  industry,   industrial
development or other private activity bonds ultimately payable by companies within the same industry will be considered as if they were issued by issuers in the same industry.

         3. Other Municipal Obligations. There is, in addition, a variety of hybrid and special types of municipal obligations as well as numerous differences in the security of municipal obligations both within and between the two principal classifications above.

         The Funds may purchase variable rate demand instruments that are tax-exempt municipal obligations providing for a periodic adjustment in the interest rate paid on the instrument according to changes in interest rates generally. These instruments also permit a Fund to demand payment of the unpaid principal balance plus accrued interest upon a specified number of days' notice to the issuer or its agent. The demand feature may be backed by a bank letter of credit or guarantee issued with respect to such instrument. The Funds intend to exercise the demand only (1) upon a default under the terms of the municipal obligation, (2) as needed to provide liquidity to the Funds, or (3) to maintain their respective investment portfolio ratings standards. A bank that issues a repurchase commitment may receive a fee from a Fund for this arrangement. The issuer of a variable rate demand instrument may have a corresponding right to prepay in its discretion the outstanding principal of the instrument plus accrued interest upon notice comparable to that required for the holder to demand payment.

         The variable rate demand instruments that these Funds may purchase are payable on demand on not more than thirty calendar days' notice. The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily up to six months, and the adjustments are based upon the prime rate of a bank or other appropriate interest rate adjustment index as provided in the respective instruments. The Funds determine the variable rate demand instruments that they purchase in accordance with procedures approved by the Trustees to minimize credit risks. The Adviser may determine that an unrated variable rate demand instrument meets a Fund's quality criteria by reason of being backed by a letter of credit or guarantee issued by a bank that meets the quality criteria for the Fund. Thus, either the credit of the issuer of the municipal obligation or the guarantor bank or both meet the quality standards of a Fund. The Adviser reevaluates each unrated variable rate demand instrument held by a Fund on a quarterly basis to determine that it continues to meet the Fund's quality criteria.

         The value of the underlying variable rate demand instruments may change with changes in interest rates generally, but the variable rate nature of these instruments should decrease changes in value due to interest rate fluctuations. Accordingly, as interest rates decrease or increase, the potential for capital gain and the risk of capital loss on the disposition of portfolio securities are less than would be the case with the comparable portfolio of fixed income securities. The Funds may purchase variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value of such variable rate demand notes may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed interest rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar final maturities.

         The maturity of the variable rate demand instruments held by the Funds are ordinarily deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument's next interest rate adjustment.

General Considerations. An entire issue of municipal obligations may be purchased by one or a small number of institutional investors such as one of the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the Securities Act of 1933 prior to offer and sale unless an exemption from such registration is available, municipal obligations which are not publicly offered may nevertheless be readily marketable. A secondary market exists for municipal obligations which were not publicly offered initially.

         Obligations purchased for the Funds are subject to the limitations on holdings of securities which are not readily marketable contained in each Fund's investment restrictions. The Adviser determines whether a municipal obligation is readily marketable based on whether it may be sold in a reasonable time consistent with the customs of the municipal markets (usually seven days) at a price (or interest rate) which accurately reflects its value. The Adviser believes that the quality standards applicable to each Fund's investments enhance marketability. In addition, Stand-by Commitments and demand obligations also enhance marketability.

         For the purpose of each Fund's investment restrictions, the identification of the "issuer" of municipal obligations which are not general obligation bonds is made by the Adviser on the basis of the characteristics of the obligation as described above, the most significant of which is the source of funds for the payment of principal of and interest on such obligations.

         Yields on municipal obligations depend on a variety of factors, including money market conditions, municipal bond market conditions, the size of a particular offering, the maturity of the obligation and the quality of the issue.

         The Funds expect that each will not invest more than 25% of its total assets in municipal obligations the security of which is derived from any one of the following categories: hospitals and health facilities; turnpikes and toll roads; ports and airports; or colleges and universities. Each Fund may invest more than 25% of its total assets in municipal obligations of one or more of the following types: public housing authorities; general obligations of states and localities; lease rental obligations of states and local authorities; state and local housing finance authorities; municipal utilities systems; bonds that are secured or backed by the Treasury or other U.S. Government guaranteed securities; or industrial development and pollution control bonds. There could be economic, business or political developments, which might affect all municipal obligations of a similar type. However, each Fund believes that the most important consideration affecting risk is the quality of municipal obligations.

Investing in California. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information available as of the date of this Prospectus from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California. While the Sponsors have not independently verified such information, they have no reason to believe that such information is not correct in all material respects.


Economic Factors

Fiscal  Years Prior to  1995-96.

         Pressures on the State's budget in the late 1980's and early 1990's were caused by a combination of external economic conditions and growth of the largest General Fund Programs -- K-14 education, health, welfare and corrections -- at rates faster than the revenue base. These pressures could continue as the State's overall population and school age population continue to grow, and as the State's corrections program responds to a "Three Strikes" law enacted in 1994, which requires mandatory life prison terms for certain third-time felony offenders. In addition, the State's health and welfare programs are in a transition period as a result of recent federal and State welfare reform initiatives.

         As a result of these factors and others, and especially because a severe recession between 1990-94 reduced revenues and increased expenditures for social welfare programs, from the late 1980's until 1992-93, the State had periods of significant budget imbalance. During this period, expenditures exceeded revenues in four out of six years, and the State accumulated and sustained a budget deficit in its budget reserve in the Special Fund for Economic Uncertainties ("SFEU") -- approaching $2.8 billion at its peak at June 30, 1993. Between the 1991-92 and 1994-95 Fiscal Years, each budget required multibillion dollar actions to bring projected revenues and expenditures into balance, including significant cuts in health and welfare program expenditures; transfers of program responsibilities and funding from the State to local governments; transfers of about $3.6 billion in annual local property tax revenues from other local governments to local school districts, thereby reducing State funding for schools under Proposition 98; and revenue increases (particularly in the 1991-92 Fiscal Year budget), most of which were for a short duration.

         Despite these budget actions, as noted, the effects of the recession led to large, unanticipated deficits in the SFEU, as compared to projected positive balances. By the 1993-94 Fiscal Year, the accumulated deficit was so large that it was impractical to budget to retire such deficits in one year, so a two-year program was implemented, using the issuance of revenue anticipation warrants to carry a portion of the deficit over to the end of the fiscal year. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95, again using cross-fiscal year revenue anticipation warrants to partly finance the deficit into the 1995-96 fiscal year.

         Another consequence of the accumulated budget deficits, together with other factors such as disbursement of funds to local school districts "borrowed" from future fiscal years and hence not shown in the annual budget, was to significantly reduce the State's cash resources available to pay its ongoing obligations. When the Legislature and the Governor failed to adopt a budget for the 1992-93 Fiscal Year by July 1, 1992, which would have allowed the State to carry out its normal annual cash flow borrowing to replenish cash reserves, the State Controller issued registered warrants to pay a variety of obligations representing prior years' or continuing appropriations, and mandates from court orders. Available funds were used to make constitutionally-mandated payments, such as debt service on bonds and warrants. Between July 1 and September 4, 1992, when the budget was adopted, the State Controller issued a total of approximately $3.8 billion of registered warrants.

         For several fiscal years during the recession, the State was forced to rely on external debt markets to meet its cash needs, as a succession of notes and revenue anticipation warrants were issued in the period from June 1992 to July 1994, often needed to pay previously maturing notes or warrants. These borrowings were used also in part to spread out the repayment of the accumulated budget deficit over the end of a fiscal year, as noted earlier. The last and largest of these borrowings was $4.0 billion of revenue anticipation warrants which were issued in July, 1994 and matured on April 25, 1996.

         1995-96 and 1996-97 Fiscal Years. With the end of the recession, and a growing economy beginning in 1994, the State's financial condition improved markedly in the last two fiscal years, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The last of the recession-induced budget deficits was repaid, allowing the SFEU to post a positive cash balance for only the second time in the 1990's, totaling $281 million as of June 30, 1997. The State's cash position also returned to health, as cash flow borrowing was limited to $3 billion in 1996-97, and no deficit borrowing has occurred over the end of these last two fiscal years.

         In each of these two fiscal years, the State budget contained the following major features:

          1. Expenditures for K-14 schools grew significantly, as new revenues were directed to school spending under Proposition
                  98. This new money allowed several new education initiatives to be funded, and raised K-12 per-pupil spending to around $4,900 by Fiscal Year 1996-97.

          2. The budgets restrained health and welfare spending levels, holding to reduced benefit levels enacted in earlier years, and attempted to reduce General Fund spending by calling for greater support from the federal government. The State also attempted to shift to the federal government a larger share of the cost of incarceration and social services for illegal aliens. Some of these efforts were successful, and federal welfare reform also helped, but as a whole the federal support never reached the levels anticipated when the budgets were enacted. These funding shortfalls were, however, filled by the strong revenue collections, which exceeded expectations.

          3. General Fund support for the University of California and the California State University system grew by an average of 5.2 percent and 3.3 percent per year, respectively, and there were no increases in student fees.

          4. General Fund support for the Department of Corrections grew as needed to meet increased prison population. No new prisons were approved for construction, however.

          5. There were no tax increases, and starting January 1, l997, there was a 5 percent cut in corporate taxes. The suspension of the Renter's Tax Credit, first taken as a cost-saving measure during the recession, was continued.

         As noted, the economy grew strongly during these fiscal years, and as a result, the General Fund took in substantially greater tax revenues (about $2.2 billion in 1995-96 and $1.6 billion in 1996-97) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid. As a result, there was no dramatic increase in budget reserves, although the accumulated budget deficit from the recession years was finally eliminated in the past fiscal year.

          1997-98 Fiscal Year Background. On January 9, 1997, the Governor released his proposed budget for the 1997-98 Fiscal Year (the "Proposed Budget"). The Proposed Budget estimated General Fund revenues and transfers of about $50.7 billion, and proposed expenditures of $50.3 billion, resulting in an anticipated budget reserve in the SFEU of about $550 million. The Proposed Budget included provisions for a further l0% cut in Bank and Corporation Taxes, which ultimately was not enacted by the Legislature.

         At the time of the Department of Finance May Revision, released on May 14, 1997, the Department of Finance increased its revenue estimate for the upcoming fiscal year by $1.3 billion, in response to the continued strong growth in the State's economy. Budget negotiations continued into the summer, with major issues to be resolved including final agreement on State welfare reform, an increase in State employee salaries and consideration of the tax cut proposed by the Governor.

         In May 1997, action was taken by the California Supreme Court in an ongoing lawsuit, Public Employees' Retirement Systems ("PERS") v. Wilson, which made final a judgment against the State requiring an immediate payment from the General Fund to the Public Employees Retirement Fund ("PERF") to make up certain deferrals in annual retirement fund contributions which had been legislated in earlier years for budget savings, and which the courts found to be unconstitutional. On July 30, 1997, following a direction from the Governor, the Controller transferred $l.235 billion from the General Fund to the PERF in satisfaction of the judgment, representing the principal amount of the improperly deferred payments from 1995-96 and 1996-97. In late 1997, the plaintiffs filed a claim with the State Board of Control for payment of interest under the Court rulings in an amount of $308 million. The Department of Finance has recommended approval of this claim. If approved by the Board of Control, the claim would become part of an annual claims bill in the 1998-99 Budget.

        Fiscal Year 1997-98 Budget Act. Following the transfer of funds to the PERF, final agreement was reached within a few weeks on the welfare package and the remainder of the budget. The Legislature passed the Budget Bill on August 11, 1997, along with numerous related bills to implement its provisions. Agreement was not finally reached at that time on one aspect of the budget plan, concerning the Governor's proposal for a comprehensive educational testing program.

         On August 18, 1997, the Governor signed the Budget Act, but vetoed about $314 million of specific spending items, primarily in health and welfare and education areas from both the General Fund and Special Funds. Approximately $200 million of this amount was restored in subsequent legislation passed before the end of the Legislative Session.

         The Budget Act anticipated General Fund revenues and transfers of $52.5 billion (a 6.8 percent increase over the final 1996-97 amount), and expenditures of $52.8 billion (an 8.0 percent increase from the 1996-97 levels). The Budget Act also included Special Fund expenditures of $14.4 billion (as against estimated Special Fund revenues of $14.0 billion), and $2.1 billion of expenditures from various Bond Funds. Subsequent to the Budget Act enactment, the State undertook its normal cash flow borrowing program by issuing $3.0 billion of Notes which mature June 30, 1998.

         The following were major features of the 1997-98 Budget Act:

          1. For the second year in a row, the Budget contained a large increase in funding for K-14 education under Proposition 98, reflecting strong revenues which have exceeded initial budgeted amounts. Part of the nearly $1.75 billion in increased spending was allocated to prior fiscal years. Funds were provided to fully pay for the cost-of-living-increase component of Proposition 98, and to extend the class size reduction and reading initiatives.

          2. The Budget Act reflected the $1.228 billion pension case judgment payment, and brings funding of the State's pension contribution back to the quarterly basis which existed prior to the deferral actions which were invalidated by the courts.

          3. Continuing the third year of a four-year "compact" which the Administration had made with higher education units, funding from the General Fund for the University of California and the California State University system was increased by approximately 6 percent ($121 million and $107 million, respectively). There was no increase in student fees.

          4. Because of the effect of the pension payment, most other State programs were continued at 1996-97 levels, adjusted for caseload changes.

         5. Health and welfare costs were contained, continuing generally the grant levels from prior years, as part of the initial implementation of the new CalWORKs program.

          6. Unlike prior years, this Budget Act did not depend on uncertain federal budget actions. About $300 million in general funds, already included in the federal 1997 and 1998 Fiscal Year budgets, were included in the Budget Act, to offset incarceration costs for illegal aliens.

          7. The Budget Act contained no tax increases, and no tax reductions. The Renters Tax Credit was suspended for another year, saving approximately $500 million. The Legislature has not made any decision on conformity of State tax laws to the recent federal tax reduction bill; a comprehensive review of this subject is expected to take place next year.

         At the end of the Legislative Session on September 13, 1997, the Legislature passed and the Governor later signed several bills encompassing a coordinated package of fiscal reforms, mostly to take effect after the 1997-98 Fiscal Year. Included in the package are a variety of phased-in tax cuts, conformity with certain provisions of the federal tax reform law passed earlier in the year, and reform of funding for county trial courts, with the State to assume greater financial responsibility. The Department of Finance estimates that the major impact of these fiscal reforms will occur in Fiscal Year 1998-99 and subsequent years.

         The Department of Finance released updated estimates for the 1997-98 Fiscal Year on January 9, 1998 as part of the Governor's 1998-99 Fiscal Year Budget Proposal. Total revenues and transfers are projected at $52.9 billion, up approximately $360 million from the Budget Act projection. Expenditures for the fiscal year are expected to rise approximately $200 million above the original Budget Act, to $53.0 billion. The balance in the budget reserve, the SFEU, is projected to be $329 million at June 30, 1998, compared to $461 million at June 30, 1997.

         Proposed 1998-99 Fiscal Year Budget. On January 9, 1998, the Governor released his Budget Proposal for the 1998-99 Fiscal Year (the "Governor's Budget"). The Governor's Budget projects total General Fund revenues and transfers of $55.4 billion, a $2.5 billion increase (4.7 percent) over revised 1997-98 revenues. This revenue increase takes into account reduced revenues of approximately $600 million from the 1997 tax cut package, but also assumes approximately $500 million additional revenues primarily associated with capital gains realizations. The Governor's Budget notes, however, that capital gains activity and the resultant revenues derived from it are very hard to predict.

         Total General Fund expenditures for 1998-99 are recommended at $55.4 billion, an increase of $2.4 billion (4.5 percent) above the revised 1997-98 level. The Governor's Budget includes funds to pay the interest claim relating to the court decision on pension fund payments, PERS v. Wilson (see "1997-98 Fiscal Year" above). The Governor's Budget projects that the State will carry out its normal intra-year cash flow external borrowing in 1998-99, in an estimated amount of $3.0 billion. The Governor's Budget projects that the budget reserve, the SFEU, will be $296 million at June 30, 1999, slightly lower than the projected level at June 30, 1998, due to PERS liability.

         The Governor's Budget projects Special Fund revenues of $14.7 billion, and Special Fund expenditures of $15.2 billion, in the 1998-99 Fiscal Year. A total of $3.2 billion of bond fund expenditures are also proposed.


The Orange County Bankruptcy. On December 6, 1994, Orange County, California and its Investment Pool (the "Pool") filed for bankruptcy under Chapter 9 of the United States Bankruptcy Code. The subsequent restructuring led to the sale of substantially all of the Pool's portfolio and resulted in losses estimated to be approximately $1.7 billion (or approximately 22% of amounts deposited by the Pool investors). Approximately 187 California public entities -- substantially all of which are public agencies within the county -- had various bonds, notes or other forms of indebtedness outstanding. In some instances the proceeds of such indebtedness were invested in the Pool.


         In April, 1996, the County emerged from bankruptcy after closing on a $900 million recovery bond deal. At that time, the County and its financial advisors stated that the County had emerged from the bankruptcy without any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County portfolio, repayment remains contingent on the outcome  of  litigation  which is  pending  against  investment  firms and other finance professionals. Settlement discussions involving a number of the defendants have occurred and some agreements in principle have been reached. However, until any such agreements become final and any remaining litigation is resolved, it is impossible to determine the ultimate impact of the bankruptcy and its aftermath on these various agencies and their claims.

         In May 1996, a taxpayer action was filed against the City of San Diego ("San Diego") and the San Diego Convention Center expansion Authority (the "Authority") challenging the validity of a lease revenue financing involving a lease (the "San Diego Lease") having features similar to the leases commonly used in California lease-based financings such as certificates of participation (the "Rider Case"). The Rider Case plaintiffs alleged that voter approval is required for the San Diego Lease (a) since the lease constituted indebtedness prohibited by Article XVI, Section 18 of the California Constitution without a two-thirds vote of the electorate, and (b) since San Diego was prohibited under its charter from issuing bonds without a two-thirds vote of the electorate, and the power of the Authority, a joint powers' authority, one of the members of which is San Diego, to issue bonds is no greater than the power of San Diego. In response to San Diego's motion for summary judgment, the trial court rejected the plaintiffs' arguments and ruled that the San Diego Lease was constitutionally valid and that the Authority's related lease revenue bonds did not require voter approval. The plaintiffs appealed the matter to the Court of Appeals for the Fourth District, which affirmed the validity of the San Diego Lease and of the lease revenue bond financing arrangements. The plaintiffs then filed a petition for review with the California State Supreme Court, and, on April 2, 1997, the Court granted the plaintiff's petition for review. A decision from the Supreme Court is expected to be decided within the 1998 term.


Constitutional, Legislative and Other Factors

         Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could produce the adverse effects described below, among others.

         Revenue Distribution. Certain Debt Obligations in the Portfolio may be obligations of issuers which rely in whole or in part on California State revenues for payment of these obligations. Property tax revenues and a portion of the State's general fund surplus are distributed to counties, cities and their various taxing entities and the State assumes certain obligations theretofore paid out of local funds. Whether and to what extent a portion of the State's general fund will be distributed in the future to counties, cities and their various entities is unclear.

         Health Care Legislation. Certain Debt Obligations in the Portfolio may be obligations which are payable solely from the revenues of health care institutions. Certain provisions under California law may adversely affect these revenues and, consequently, payment on those Debt Obligations.

         The Federally sponsored Medicaid program for health care services to eligible welfare beneficiaries in California is known as the Medi-Cal program. Historically, the Medi-Cal program has provided for a cost-based system of reimbursement for inpatient care furnished to Medi-Cal beneficiaries by any hospital wanting to participate in the Medi-Cal program, provided such hospital met applicable requirements for participation. California law now provides that the State of California shall selectively contract with hospitals to provide acute inpatient services to Medi-Cal patients. Medi-Cal contracts currently apply only to acute inpatient services. Generally, such selective contracting is made on a flat per diem payment basis for all services to Medi-Cal beneficiaries, and generally such payment has not increased in relation to inflation, costs or other factors. Other reductions or limitations may be imposed on payment for services rendered to Medi-Cal beneficiaries in the future.

         Under this approach, in most geographical areas of California, only those hospitals which enter into a Medi-Cal contract with the State of California will be paid for non-emergency acute inpatient services rendered to Medi-Cal beneficiaries. The State may also terminate these contracts without notice under certain circumstances and is obligated to make contractual payments only to the extent the California legislature appropriates adequate funding therefor.

         California enacted legislation in 1982 that authorizes private health plans and insurers to contract directly with hospitals for services to beneficiaries on negotiated terms. Some insurers have introduced plans known as "preferred provider organizations" ("PPOs"), which offer financial incentives for subscribers who use only the hospitals which contract with the plan. Under an exclusive provider plan, which includes most health maintenance organizations ("HMOs"), private payors limit coverage to those services provided by selected hospitals. Discounts offered to HMOs and PPOs may result in payment to the contracting hospital of less than actual cost and the volume of patients directed to a hospital under an HMO or PPO contract may vary significantly from projections. Often, HMO or PPO contracts are enforceable for a stated term, regardless of provider losses or of bankruptcy of the respective HMO or PPO. It is expected that failure to execute and maintain such PPO and HMO contracts would reduce a hospital's patient base or gross revenues. Conversely, participation may maintain or increase the patient base, but may result in reduced payment and lower net income to the contracting hospitals.

         These Debt Obligations may also be insured by the State of California pursuant to an insurance program implemented by the Office of Statewide Health Planning and Development for health facility construction loans. If a default occurs on insured Debt Obligations, the State Treasurer will issue debentures payable out of a reserve fund established under the insurance program or will pay principal and interest on an unaccelerated basis from unappropriated State funds. At the request of the Office of Statewide Health Planning and Development, Arthur D. Little, Inc. prepared a study in December 1983, to evaluate the adequacy of the reserve fund established under the insurance program and based on certain formulations and assumptions found the reserve fund substantially underfunded. In September of 1986, Arthur D. Little, Inc. prepared an update of the study and concluded that an additional 10% reserve be established for "multi-level" facilities. For the balance of the reserve fund, the update recommended maintaining the current reserve calculation method. In March of 1990, Arthur D. Little, Inc. prepared a further review of the study and recommended that separate reserves continue to be established for "multi-level" facilities at a reserve level consistent with those that would be required by an insurance company.

         Mortgages and Deeds. Certain Debt Obligations in the Portfolio may be obligations which are secured in whole or in part by a mortgage or deed of trust on real property. California has five principal statutory provisions which limit the remedies of a creditor secured by a mortgage or deed of trust. Two statutes limit the creditor's right to obtain a deficiency judgment, one limitation being based on the method of foreclosure and the other on the type of debt secured. Under the former, a deficiency judgment is barred when the foreclosure is accomplished by means of a nonjudicial trustee's sale. Under the latter, a deficiency judgment is barred when the foreclosed mortgage or deed of trust secures certain purchase money obligations. Another California statute, commonly known as the "one form of action" rule, requires creditors secured by real property to exhaust their real property security by foreclosure before bringing a personal action against the debtor. The fourth statutory provision limits any deficiency judgment obtained by a creditor secured by real property following a judicial sale of such property to the excess of the outstanding debt over the fair value of the property at the time of the sale, thus preventing the creditor from obtaining a large deficiency judgment against the debtor as the result of low bids at a judicial sale. The fifth statutory provision gives the debtor the right to redeem the real property from any judicial foreclosure sale as to which a deficiency judgment may be ordered against the debtor.

         Upon the default of a mortgage or deed of trust with respect to California real property, the creditor's nonjudicial foreclosure rights under the power of sale contained in the mortgage or deed of trust are subject to the constraints imposed by California law upon transfers of title to real property by private power of sale. During the three-month period beginning with the filing of a formal notice of default, the debtor is entitled to reinstate the mortgage by making any overdue payments. Under standard loan servicing procedures, the filing of the formal notice of default does not occur unless at least three full monthly payments have become due and remain unpaid. The power of sale is exercised by posting and publishing a notice of sale for at least 20 days after expiration of the three-month reinstatement period. The debtor may reinstate the mortgage, in the manner described above, up to five business days prior to the scheduled sale date. Therefore, the effective minimum period for foreclosing on a mortgage could be in excess of seven months after the initial default. Such time delays in collections could disrupt the flow of revenues available to an issuer for the payment of debt service on the outstanding obligations if such defaults occur with respect to a substantial number of mortgages or deeds of trust securing an issuer's obligations.

         In addition, a court could find that there is sufficient involvement of the issuer in the nonjudicial sale of property securing a mortgage for such private sale to constitute "state action," and could hold that the private-right-of-sale proceedings violate the due process requirements of the Federal or State Constitutions, consequently preventing an issuer from using the nonjudicial foreclosure remedy described above.

         Certain Debt Obligations in the Portfolio may be obligations which finance the acquisition of single family home mortgages for low and moderate income mortgagors. These obligations may be payable solely from revenues derived from the home mortgages, and are subject to California's statutory limitations described above applicable to obligations secured by real property. Under California antideficiency legislation, there is no personal recourse against a mortgagor of a single family residence purchased with the loan secured by the mortgage, regardless of whether the creditor chooses judicial or nonjudicial foreclosure.

         Under California law, mortgage loans secured by single-family owner-occupied dwellings may be prepaid at any time. Prepayment charges on such mortgage loans may be imposed only with respect to voluntary prepayments made during the first five years during the term of the mortgage loan, and then only if the borrower prepays an amount in excess of 20% of the original principal amount of the mortgage loan in a 12-month period; a prepayment charge cannot in any event exceed six months' advance interest on the amount prepaid during the 12-month period in excess of 20% of the original principal amount of the loan. This limitation could affect the flow of revenues available to an issuer for debt service on the outstanding debt obligations which financed such home mortgages.

         Proposition 13. Certain of the Debt Obligations may be obligations of issuers who rely in whole or in part on ad valorem real property taxes as a source of revenue. On June 6, 1978, California voters approved an amendment to the California Constitution known as Proposition 13, which added Article XIIIA to the California Constitution. The effect of Article XIIIA was to limit ad valorem taxes on real property and to restrict the ability of taxing entities to increase real property tax revenues.

         Section 1 of Article XIIIA, as amended, limits the maximum ad valorem tax on real property to 1% of full cash value to be collected by the counties and apportioned according to law. The 1% limitation does not apply to ad valorem taxes or special assessments to pay the interest and redemption charges on any bonded indebtedness for the acquisition or improvement of real property approved by two-thirds of the votes cast by the voters voting on the proposition. Section 2 of Article XIIIA defines "full cash value" to mean "the County Assessor's valuation of real property as shown on the 1975/76 tax bill under 'full cash value' or, thereafter, the appraised value of real property when purchased, newly constructed, or a change in ownership has occurred after the 1975 assessment." The full cash value may be adjusted annually to reflect inflation at a rate not to exceed 2% per year, or reduction in the consumer price index or comparable local data, or reduced in the event of declining property value caused by damage, destruction or other factors.

         Legislation enacted by the California Legislature to implement Article XIIIA provides that notwithstanding any other law, local agencies may not levy any ad valorem property tax except to pay debt service on indebtedness approved by the voters prior to July 1, 1978, and that each county will levy the maximum tax permitted by Article XIIIA.

         Proposition 9. On November 6, 1979, an initiative known as "Proposition 9" or the "Gann Initiative" was approved by the California voters, which added
Article XIIIB to the California Constitution. Under Article XIIIB, State and local governmental entities have an annual "appropriations limit" and are not allowed to spend certain moneys called "appropriations subject to limitation" in an amount higher than the "appropriations limit." Article XIIIB does not affect the appropriation of moneys which are excluded from the definition of "appropriations subject to limitation," including debt service on indebtedness existing or authorized as of January 1, 1979, or bonded indebtedness subsequently approved by the voters. In general terms, the "appropriations limit" is required to be based on certain 1978/79 expenditures, and is to be adjusted annually to reflect changes in consumer prices, population, and certain services provided by these entities. Article XIIIB also provides that if these entities' revenues in any year exceed the amounts permitted to be spent, the excess is to be returned by revising tax rates or fee schedules over the subsequent two years.

         Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (modified by Proposition 111 as discussed below), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or
(c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth.


         Proposition 98 permits the Legislature -- by two-thirds vote of both houses, with the Governor's concurrence -- to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.


         During the recession years of the early 1990s, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' Proposition 98 entitlements, and also intended that the "extra" payments would not be included in the Proposition 98 "base" for calculating future years' entitlements. In 1992, a lawsuit was filed, California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. During the course of this litigation, a trial court determined that almost $2 billion in "loans" which had been provided to school districts during the recession violated the constitutional protection of support for public education. A settlement was reached on April 12, 1996 which ensures that future school funding will not be in jeopardy over repayment of these so-called loans.


         Proposition 111. On June 30, 1989, the California Legislature enacted Senate Constitutional Amendment 1, a proposed modification of the California Constitution to alter the spending limit and the education funding provisions of Proposition 98. Senate Constitutional Amendment 1 -- on the June 5, 1990 ballot as Proposition 111 -- was approved by the voters and took effect on July 1, 1990. Among a number of important provisions, Proposition 111 recalculated spending limits for the State and for local governments, allowed greater annual increases in the limits, allowed the averaging of two years' tax revenues before requiring action regarding excess tax revenues, reduced the amount of the funding guarantee in recession years for school districts and community college districts (but with a floor of 40.9 percent of State general fund tax revenues), removed the provision of Proposition 98 which included excess moneys transferred to school districts and community college districts in the base calculation for the next year, limited the amount of State tax revenue over the limit which would be transferred to school districts and community college districts, and exempted increased gasoline taxes and truck weight fees from the State appropriations limit. Additionally, Proposition 111 exempted from the State appropriations limit funding for capital outlays.


         Proposition 62. On November 4, 1986, California voters approved an initiative statute known as Proposition 62. This initiative provided the following:


         1. Requires that any tax for general governmental purposes imposed by local governments be approved by resolution or ordinance adopted by a two-thirds vote of the governmental entity's legislative body and by a majority vote of the electorate of the governmental entity;

         2. Requires that any special tax (defined as taxes levied for other than general governmental purposes) imposed by a local governmental entity be approved by a two-thirds vote of the voters within that jurisdiction;

         3. Restricts the use of revenues from a special tax to the purposes or for the service for which the special tax was imposed;

         4. Prohibits the imposition of ad valorem taxes on real property by local governmental entities except as permitted by Article XIIIA;

         5. Prohibits the imposition of transaction taxes and sales taxes on the sale of real property by local governments;

         6. Requires that any tax imposed by a local government on or after August 1, 1985 be ratified by a majority vote of the electorate within two years of the adoption of the initiative;

         7. Requires that, in the event a local government fails to comply with the provisions of this measure, a reduction in the amount of property tax revenue allocated to such local government occurs in an amount equal to the revenues received by such entity attributable to the tax levied in violation of the initiative; and

         8. Permits these provisions to be amended exclusively by the voters of the State of California.


         In September 1988, the California Court of Appeal in City of Westminster v. County of Orange, 204 Cal.App. 3d 623, 215 Cal.Rptr. 511 (Cal.Ct.App. 1988), held that Proposition 62 is unconstitutional to the extent that it requires a general tax by a general law city, enacted on or after August 1, 1985 and prior to the effective date of Proposition 62, to be subject to approval by a majority of voters. The Court held that the California Constitution prohibits the imposition of a requirement that local tax measures be submitted to the electorate by either referendum or initiative. It is impossible to predict the impact of this decision on charter cities, on special taxes or on new taxes imposed after the effective date of Proposition 62. The California Court of Appeal in City of Woodlake v. Logan, (1991) 230 Cal.App.3d 1058, subsequently held that Proposition 62's popular vote requirements for future local taxes also provided for an unconstitutional referenda. The California Supreme Court declined to review both the City of Westminster and the City of Woodlake decisions.

         In Santa Clara Local Transportation  Authority v. Guardino,  (Sept. 28,
1995) 11 Cal.4th 220,  reh'g denied,  modified  (Dec. 14, 1995) 12 Cal.4th 344e, the California Supreme Court upheld the constitutionality of Proposition 62's popular vote requirements for future taxes, and specifically disapproved of the City of Woodlake decision as erroneous. The Court did not determine the correctness of the City of Westminster decision, because that case appeared distinguishable, was not relied on by the parties in Guardino, and involved taxes not likely to still be at issue. It is impossible to predict the impact of the Supreme Court's decision on charter cities or on taxes imposed in reliance on the City of Woodlake case.

         Senate Bill 1590 (O'Connell), introduced February 16, 1996, would make the Guardino decision inapplicable to any tax first imposed or increased by an ordinance or resolution adopted before December 14, 1995. The California State Senate passed the Bill on May 16, 1996 and it is currently pending in the California State Assembly. It is not clear whether the Bill, if enacted, would be constitutional as a non-voted amendment to Proposition 62 or as a non-voted change to Proposition 62's operative date.

         Proposition 218. On November 5, 1996, the voters of the State approved Proposition 218, a constitutional initiative, entitled the "Right to Vote on Taxes Act" ("Proposition 218"). Proposition 218 adds Articles XIII C and XIII D to the California Constitution and contains a number of interrelated provisions affecting the ability of local governments to levy and collect both existing and future taxes, assessments, fees and charges. Proposition 218 became effective on November 6, 1996. The Sponsors are unable to predict whether and to what extent Proposition 218 may be held to be constitutional or how its terms will be interpreted and applied by the courts. However, if upheld, Proposition 218 could substantially restrict certain local governments' ability to raise future revenues and could subject certain existing sources of revenue to reduction or repeal, and increase local government costs to hold elections, calculate fees and assessments, notify the public and defend local government fees and assessments in court.

         Article XIII C of Proposition 218 requires majority voter approval for the imposition, extension or increase of general taxes and two-thirds voter approval for the imposition, extension or increase of special taxes, including special taxes deposited into a local government's general fund. Proposition 218 also provides that any general tax imposed, extended or increased without voter approval by any local government on or after January 1, 1995 and prior to November 6, 1996 shall continue to be imposed only if approved by a majority vote in an election held within two years of November 6, 1996.

         Article XIII C of Proposition 218 also expressly extends the initiative's power to give voters the power to reduce or repeal local taxes, assessments, fees and charges, regardless of the date such taxes, assessments, fees or charges were imposed. This extension of the initiative's power to some extent constitutionalizes the March 6, 1995

State Supreme Court decision in Rossi v. Brown, which upheld an initiative that repealed a local tax and held that the State constitution does not preclude the repeal, including the prospective repeal, of a tax ordinance by an initiative, as contrasted with the State constitutional prohibition on referendum powers regarding statutes and ordinances which impose a tax. Generally, the initiative process enables California voters to enact legislation upon obtaining requisite voter approval at a general election. Proposition 218 extends the authority stated in Rossi v. Brown by expanding the initiative power to include reducing or repealing assessments, fees and charges, which had previously been considered administrative rather than legislative matters and therefore beyond the initiative power.

         The initiative power granted under Article XIII C of Proposition 218, by its terms, applies to all local taxes, assessments, fees and charges and is not limited to local taxes, assessments, fees and charges that are property related.

         Article XIII D of Proposition 218 adds several new requirements making it generally more difficult for local agencies to levy and maintain "assessments" for municipal services and programs. "Assessment" is defined to mean any levy or charge upon real property for a special benefit conferred upon the real property.

         Article XIII D of Proposition 218 also adds several provisions affecting "fees" and "charges" which are defined as "any levy other than an ad valorem tax, a special tax, or an assessment, imposed by a local government upon a parcel or upon a person as an incident of property ownership, including a user fee or charge for a property related service." All new and, after June 30, 1997, existing property related fees and charges must conform to requirements prohibiting, among other things, fees and charges which (i) generate revenues exceeding the funds required to provide the property related service, (ii) are used for any purpose other than those for which the fees and charges are imposed, (iii) are for a service not actually used by, or immediately available to, the owner of the property in question, or (iv) are used for general governmental services, including police, fire or library services, where the service is available to the public at large in substantially the same manner as it is to property owners. Further, before any property related fee or charge may be imposed or increased, written notice must be given to the record owner of each parcel of land affected by such fee or charges. The local government must then hold a hearing upon the proposed imposition or increase of such property based fee, and if written protests against the proposal are presented by a majority of the owners of the identified parcels, the local government may not impose or increase the fee or charge. Moreover, except for fees or charges for sewer, water and refuse collection services, no property related fee or charge may be imposed or increased without majority approval by the property owners subject to the fee or charge or, at the option of the local agency, two-thirds voter approval by the electorate residing in the affected area.

         Proposition 87. On November 8, 1988, California voters approved Proposition 87. Proposition 87 amended Article XVI, Section 16, of the California Constitution by authorizing the California Legislature to prohibit redevelopment agencies from receiving any of the property tax revenue raised by increased property tax rates levied to repay bonded indebtedness of local governments which is approved by voters on or after January 1, 1989.

         When-Issued Securities. The Funds may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. To the extent that assets of the Fund are not invested prior to the settlement of a purchase of securities, a Fund earns no income; however, it is intended that the Funds will be fully invested to the extent practicable and subject to the policies stated herein. When-issued or forward delivery purchases are negotiated directly with the other party, and are not traded on an exchange. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Fund will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase securities on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The Trust does not believe that either Fund's net asset value or income will be adversely affected by its purchase of securities on a when-issued or forward delivery basis. Each Fund establishes a segregated account in which it maintains cash or liquid assets equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date. Neither Fund enters into such transactions for leverage purposes.

Stand-by Commitments. Subject to the receipt of any required regulatory authorization, a Fund may acquire "Stand-by Commitments," which will enable that Fund to improve its portfolio liquidity by making available same-day settlements on portfolio sales (and thus facilitate the payment of same-day payments of redemption proceeds in federal funds). Each Fund may enter into such transactions subject to the limitations in the rules under the 1940 Act. A Stand-by Commitment is a right acquired by a Fund, when it purchases a municipal obligation from a broker/dealer or other financial institution ("seller"), to sell up to the same principal amount of such securities back to the seller, at the Fund's option, at a specified price. Stand-by Commitments are also known as "puts." Each Fund's investment policies permit the acquisition of Stand-by Commitments solely to facilitate portfolio liquidity. The exercise by a Fund of a Stand-by Commitment is subject to the ability of the other party to fulfill its contractual commitment.

         Stand-by  Commitments  acquired by a Fund have the following  features:
(1) they are in writing and are physically held by the Fund's custodian; (2) the Fund's rights to exercise them are unconditional and unqualified; (3) they are entered into only with sellers which in the Adviser's opinion present a minimal risk of default; (4) although Stand-by Commitments are not transferable, municipal obligations purchased subject to such commitments may be sold to a third party at any time, even though the commitment is outstanding; and (5) their exercise price is (i) the Fund's acquisition cost (excluding the cost, if any, of the Stand-by Commitment) of the municipal obligations which are subject to the commitment (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(ii) all interest accrued on the securities since the last interest payment date. Each Fund expects to refrain from exercising a Stand-by Commitment in the event that the amount receivable upon exercise of the Stand-by Commitment is significantly greater than the then current market value of the underlying municipal obligations, determined as described in the section entitled "Net Asset Value," in order to avoid imposing a loss on a seller and thus jeopardizing a Fund's business relationship with that seller.

         Each Fund expects that Stand-by Commitments generally are available without the payment of any direct or indirect consideration. However, if necessary or advisable, each Fund will pay for Stand-by Commitments, either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitments. As a matter of nonfundamental policy, the total amount "paid" by a Fund in either manner for outstanding Stand-by Commitments will not exceed one-half of 1% of the value of the total assets of that Fund calculated immediately after any Stand-by Commitment is acquired. If the Fund pays additional consideration for a Stand-by Commitment, the yield on the security to which the Stand-by Commitment relates will, in effect, be lower than if the Fund had not acquired such Stand-by Commitment.

         It is difficult to evaluate the likelihood of use or the potential benefit of a Stand-by Commitment. Therefore, it is expected that the Trustees will determine that Stand-by Commitments ordinarily have a "fair value" of zero, regardless of whether any direct or indirect consideration was paid. However, if the market price of the security subject to the Stand-by Commitment is less than the exercise price of the Stand-by Commitment, such security will ordinarily be valued at such exercise price. Where a Fund has paid for a Stand-by Commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held.

         Management understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company is the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations is tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Fund intends to take the position that it is the owner of any municipal obligations acquired subject to a Stand-By Commitment and that tax-exempt interest earned with respect to such municipal obligations is tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. There is no assurance that Stand-by Commitments will be available to a Fund nor has either Fund assumed that such commitments would continue to be available under all market conditions.

Third Party Puts. The Funds may also purchase long-term fixed rate bonds that have been coupled with an option granted by a third party financial institution allowing a Fund, at specified intervals, (not exceeding 397 calendar days in the case of Scudder California Tax Free Money Fund) to tender (or "put") the bonds to the institution and receive the face value thereof (plus accrued interest). These third party puts are available in several different forms, may be represented by custodial receipts or trust certificates and may be combined with other features such as interest rate swaps. The Fund receives a short-term rate of interest (which is periodically reset), and the interest rate differential between that rate and the fixed rate on the bond is retained by the financial institution. The financial institution granting the option does not provide credit enhancement, and in the event that there is a default in the payment of principal, or interest on, or downgrading of, a bond to below investment grade, or a loss of the bond's tax-exempt status, the put option will terminate automatically, and the risk to the Fund will be that of holding such a long-term bond and, in the case of Scudder California Tax Free Money Fund, the weighted average maturity of the Fund's portfolio would be adversely affected.

         These bonds coupled with puts may present the same tax issues as are associated with Stand-By Commitments discussed above. As with any Stand-by Commitments acquired by the Funds, each Fund intends to take the position that it is the owner of any municipal obligation acquired subject to a third-party put, and that tax-exempt interest earned with respect to such municipal obligations are tax-exempt in its hands. There is no assurance that the IRS will agree with such position in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of tender fees and swap payments, in relation to various regulated investment company tax provisions is unclear. However, the Adviser intends to manage the Funds' portfolios in a manner designed to minimize any adverse impact from these investments.


Illiquid Securities. Each Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale. In the case of Scudder California Tax Free Money Fund, the Trust's Board of Trustees has delegated to the Adviser the authority to determine those Rule 144A securities that will be considered liquid.


Repurchase Agreements. The Funds may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Funds may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Fitch.

         A repurchase agreement provides a means for a Fund to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Fund) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

         For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Fund has not perfected an interest in the Obligation, that Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Fund is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for each Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Fund will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.

Reverse Repurchase Agreements. The Funds may enter into "reverse repurchase agreements," which are repurchase agreements in which a Fund, as the seller of the securities, agrees to repurchase them at an agreed time and price. Each Fund maintains a segregated account, as described under "When-Issued Securities" in connection with outstanding reverse repurchase agreements. Reverse repurchase agreements are deemed to be borrowings subject to each Fund's investment restrictions applicable to that activity. Each Fund will enter into reverse repurchase agreements only when the Adviser believes that the interest income to be earned from the investment of the proceeds of the transaction will be greater than the interest expense of the transaction. Each Fund does not intend to invest more than 5% of its net assets in reverse repurchase agreements.


Securities backed by guarantees. The Funds invest in securities backed by guarantees from banks, insurance companies and other financial institutions. Scudder California Tax Free Money Fund's ability to maintain a stable share price may depend upon such guarantees, which are not supported by federal deposit insurance. Consequently, changes in the credit quality of these institutions could have an adverse impact on securities they have guaranteed or backed, which could cause losses to the Fund and affect its share price.


Trustees' Power to Change Objectives and Policies

         Except as specifically stated to the contrary, the objectives and policies of the Funds stated above may be changed by the Trustees without a vote of the shareholders.

Investment Restrictions

         The following restrictions are fundamental policies and may not be changed with respect to each Fund without the approval of a majority of the outstanding voting securities of such Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the voting securities of such Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of a Fund. Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund.


         As a matter of fundamental policy, the Trust , on behalf of each Fund, may not:


         (1) borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (2) purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

         (3) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (4) make loans to other persons, except (i) loans of portfolio securities, and (ii) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans;

         (5) issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (6) concentrate its investments in a particular industry, as that term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time; and

         (7)      purchase  physical   commodities  or  contracts   relating  to
                  physical commodities.

         As a matter of nonfundamental policy, the Trust, on behalf of each Fund, may not:


         (a) borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes; and

         (b) lend portfolio securities in an amount greater than 5% of its total assets.

         In addition, as a matter of nonfundamental policy, Scudder California Tax Free Fund may not:

         (c) purchase securities on margin or make short sales, except (i) short sales against the box, (ii) in connection with arbitrage transactions, (iii) for margin deposits in connection with futures contracts, options or other permitted investments,
                  (iv) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (v) that the Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions;

         (d) purchase options, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its total assets; or sell put options, if as a result, the aggregate value of the obligations underlying such put options would exceed 50% of its total assets;

         (e) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to such futures contracts entered into on behalf of the Fund and the premiums paid for such options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

         (f) purchase warrants if as a result, such securities, taken at the lower of cost or market value, would represent more than 5% of the value of the Fund's total assets (for this purpose, warrants acquired in units or attached to securities will be deemed to have no value); and


                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Funds' prospectus.)

Additional Information About Opening an Account

         Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD"), and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($2,500 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification number or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to State Street Bank, Attention: Mutual Funds, 225 Franklin Street, Boston, MA 02110. The investor must give the Scudder fund name, account name and the new account number. Finally, the investor must send a completed and signed application to the Fund promptly.

Checks

         A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of a Fund are purchased by a check which proves uncollectible, that Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Trust or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To purchase shares of Scudder California Tax Free Fund and obtain the same day's dividend you must have your bank forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to twelve o'clock noon eastern time on that day. If you wish to make a purchase of $500,000 or more you should notify the Fund's transfer agent, Scudder Service Corporation (the "Transfer Agent") of such a purchase by calling 1-800-225-5163. If either the federal funds or the account information is received after twelve o'clock noon eastern time, but both the funds and the information are made available before the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4 p.m. eastern time) on any business day, shares will be purchased at net asset value determined on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         In the case of Scudder California Tax Free Money Fund, to obtain the net asset value determined as of twelve o'clock noon and the same day dividend your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to twelve o'clock noon eastern time on that day. If the federal funds are made available or the account information is received after twelve o'clock noon eastern time but both the funds and the information are made available before the close of regular trading on the Exchange, normally 4 p.m. eastern time, on any day, shares will be purchased at the net asset value determined as of the close of trading on that day but will not receive the dividend; in such cases, dividends commence on the next business day.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently, the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are presently closed on certain holidays although the Exchange may be open. These holidays include Columbus Day (the 2nd Monday in October) and Veterans Day (November 11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of a Fund.

Additional Information About Making Subsequent Investments

         To a limited extent, certain financial institutions may place orders to purchase shares of Scudder California Tax Free Fund unaccompanied by payment prior to the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, and receive that day's price. Please call 1-800-854-8525 for more information, including the dividend treatment and method and manner of payment for Fund shares.

Additional Information About Making Subsequent Investments by QuickBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the QuickBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000. To purchase shares by QuickBuy, shareholders should call before the close of regular trading on the Exchange, normally 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. QuickBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by QuickBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. QuickBuy transactions are not available for most retirement plan accounts. However, QuickBuy transactions are available for Scudder IRA accounts.

         In order to request purchases by QuickBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish QuickBuy may so indicate on the application. Existing shareholders who wish to add QuickBuy to their account may do so by completing a QuickBuy Enrollment Form. After sending in an enrollment form shareholders should allow 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share Price

         Purchases are filled without sales charge at the net asset value next computed after receipt of the purchase order in good order. Net asset value per share for Scudder California Tax Free Money Fund normally is computed twice a day, as of twelve o'clock noon and the close of regular trading on each day during which the Exchange is open for trading. Net asset value per share for Scudder California Tax Free Fund normally is computed once a day, as of the close of regular trading on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange are executed at the next business day's net asset value. If the order has been placed by a member of the NASD other than Scudder Investor Services, Inc., it is the responsibility of that member broker, rather than a Fund, to forward the purchase order to the Funds' Transfer Agent by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of the Trust to afford ease of redemption, certificates are not issued to indicate ownership in a Fund.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made, at an investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service.

         The Board of Trustees and the Distributor each has the right to limit the amount of purchases by, and to refuse to sell to any person and each may suspend or terminate the offering of shares of each Fund at any time for any reason.

         The Tax Identification Number section of the application must be completed when opening an account. Applications and purchase orders without a correct certified tax identification number and certain other certified information (e.g., from exempt organizations, certification of exempt status) may be returned to the investor.

         The Trust may issue shares of each Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

         (See "Exchanges and redemptions" and "Transaction information"
                           in the Funds' prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing account or may involve opening a new account in the other fund. When an exchange involves a new account, the new account is established with the same registration, tax identification number, address, telephone redemption option, "Scudder Automated Information Line" (SAIL) transaction authorization and dividend option as the existing account. Other features do not carry over automatically to the new account. Exchanges to a new fund account must be for a minimum of $2,500. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain an original signature guarantee as described under "Transaction information -- Redeeming shares -- Signature guarantees" in the Funds' prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily are executed at respective net asset values determined on that day. Exchange orders received after the close of regular trading on the Exchange will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund at current net asset value through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.

         No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.

         The Scudder funds into which investors may make an exchange are listed under "THE SCUDDER FAMILY OF FUNDS" herein. Before making an exchange, shareholders should obtain from the Distributor a prospectus of the

Scudder fund into which the exchange is being contemplated. The exchange privilege may not be available for certain Scudder Funds. For more information, please call 1-800-225-5163.

Redemption by Telephone

         Shareholders currently receive the right, automatically without having to elect it, to redeem up to $50,000 and have the proceeds mailed to their address of record. Shareholders may request to have the proceeds mailed or wired to their predesignated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

         (a) NEW INVESTORS wishing to establish telephone redemption to a designated bank account must complete the appropriate section on the application.

         (b) EXISTING SHAREHOLDERS who wish to establish telephone redemption to a designated bank account or who want to change the bank account previously designated to receive redemption proceeds should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appears on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

Note: Investors designating that a savings bank to receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their bank and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

         Redemption requests by telephone (technically a repurchase by agreement between a Fund and the shareholder) of shares purchased by check are not accepted until the purchase check has cleared.

Redemption By QuickSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and have elected to participate in the QuickSell program may sell shares of a Fund by telephone. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, normally 4:00 p.m. eastern time, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. QuickSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. QuickSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


         In order to request redemptions by QuickSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which redemption proceeds will be credited. New investors wishing to establish QuickSell may so indicate on the application. Existing shareholders who wish to add

QuickSell to their account may do so by completing a QuickSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.


         The Funds employ procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Funds will not be liable for acting upon instructions communicated by telephone that they reasonably believe to be genuine.

Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor/executrix, certificates of corporate authority and waivers of tax (required in some states when settling estates).

         It is suggested that shareholders holding shares or share certificates registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption are sent within seven business days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven business days for shares tendered for repurchase or redemption may result because the purchase check has not yet cleared.

Redemption by Write-A-Check

         All new investors and existing shareholders of Scudder California Tax Free Money Fund who apply to the Custodian for checks may use them to pay any person, provided that each check is for at least $100 and not more than $5 million. By using the checks, the shareholder receives daily dividend credit on his or her shares until the check has cleared the banking system. Investors who purchased shares by check may write checks against those shares only after they have been on the Fund's books for seven business days. Shareholders who use this service may also use other redemption procedures. No shareholder may write checks against certificated shares. Scudder California Tax Free Money Fund pays the bank charges for this service. However, Scudder California Tax Free Money Fund reviews the cost of operation periodically and reserves the right to determine if direct charges to the persons who avail themselves of this service are appropriate.

         Checks are returned by the Custodian if there are insufficient shares to meet the withdrawal amount. Possible fluctuations in the per share value of the Fund, although not anticipated, should be considered in determining the amount of the check. An investor should not attempt to close an account by check, because the exact balance at the time the check clears cannot be known when the check is written. The Trust, on behalf of Scudder California Tax Free Money Fund, the Transfer Agent, and the Custodian each reserves the right at any time to suspend or terminate the "Write-A-Check" procedure.

Redemption-in-kind

         The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash.

Other Information

         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder receives, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than a shareholder's cost depending upon the net asset value at the time of redemption or repurchase. The Trust does not impose a redemption charge, although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemptions of shares, including an exchange for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "TAXES.")

         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in
(b) or (c) exist.

         If transactions at any time reduce a shareholder's account balance in the Fund to below $2,500 in value, such Fund notifies the shareholder that, unless the account balance is brought up to at least $2,500, the Trust will redeem all shares, close the account, and send redemption proceeds to the shareholder. The shareholder has sixty days to bring the account balance up to $2,500 before any action is taken by the Trust. No transfer from an existing account to a new fund account may be for less than $2,500 or the new account will be redeemed as described above. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.

                   FEATURES AND SERVICES OFFERED BY THE FUNDS

              (See "Shareholder benefits" in the Funds' prospectus)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.


         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the National Association of Securities Dealers Conduct Rules , a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

====================================================================================================================
         YEARS           ScudderPure No-Load(TM)   8.50% Load Fund     Load Fund with 0.75%     No-Load Fund with
                                 Fund                                        12b-1 Fee           0.25% 12b-1 Fee
--------------------------------------------------------------------------------------------------------------------

          10                   $ 25,937               $ 23,733               $ 24,222               $ 25,354
--------------------------------------------------------------------------------------------------------------------

          15                    41,772                 38,222                 37,698                 40,371
--------------------------------------------------------------------------------------------------------------------

          20                    67,275                 61,557                 58,672                 64,282
====================================================================================================================


         Investors are encouraged to review the fee tables on page 2 of the Funds' prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Internet access

World   Wide  Web  Site  --  The   address   of  the   Scudder   Funds  site  is
http://funds.scudder.com. The site offers guidance on global investing and developing strategies to help meet financial goals and provides access to the Scudder investor relations department via e-mail. The site also enables users to access or view fund prospectuses and profiles with links between summary information in Profiles and details in the Prospectus. Users can fill out new account forms on-line, order free software, and request literature on funds.

         The site is designed for interactivity, simplicity and maneuverability. A section entitled "Planning Resources" provides information on asset allocation, tuition, and retirement planning to users who fill out interactive "worksheets." Investors can easily establish a "Personal Page," that presents price information, updated daily, on funds they're interested in following. The "Personal Page" also offers easy navigation to other parts of the site. Fund performance data from both Scudder and Lipper Analytical Services, Inc. are available on the site. Also offered on the site is a news feature, which provides timely and topical material on the Scudder Funds.

         Scudder has communicated with shareholders and other interested parties on Prodigy since 1988 and has participated since 1994 in GALT's Networth "financial marketplace" site on the Internet. The firm made Scudder Funds information available on America Online in early 1996.

Account Access -- Scudder is among the first mutual fund families to allow shareholders to manage their fund accounts through the World Wide Web. Scudder Fund shareholders can view a snapshot of current holdings, review account activity and move assets between Scudder Fund accounts.

         Scudder's personal portfolio capabilities -- known as SEAS (Scudder Electronic Account Services) -- are accessible only by current Scudder Fund shareholders who have set up a Personal Page on Scudder's Web site. Using a secure Web browser, shareholders sign on to their account with their Social Security number and their SAIL password. As an additional security measure, users can change their current password or disable access to their portfolio through the World Wide Web.

         An Account Activity option reveals a financial history of transactions for an account, with trade dates, type and amount of transaction, share price and number of shares traded. For users who wish to trade shares between Scudder Funds, the Fund Exchange option provides a step-by-step procedure to exchange shares among existing fund accounts or to new Scudder Fund accounts.

         A Call Me(TM) feature enables users to speak with a Scudder Investor Relations telephone representative while viewing their account on the Web site. In order to use the Call Me(TM) feature, an individual must have two phone lines and enter on the screen the phone number that is not being used to connect to the Internet. They are connected to the next available Scudder Investor Relations representative from 8 a.m. to 8 p.m. eastern time.

Dividends and Capital Gains Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of a Fund. A change of instructions for the method of payment must be received by the Transfer Agent at least five days prior to a dividend record date. Shareholders also may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your written request. See "How to contact Scudder" in the Funds' prospectus for the address.


         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of a Fund.

         Investors may also have dividends and distributions automatically deposited in their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Scudder Investor Centers


         Investors may visit any of the Investor Centers maintained by the Distributor listed in the Funds' prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but should be mailed to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectus.


Reports to Shareholders

         The Trust issues shareholders unaudited semiannual financial statements and annual financial statements audited by independent accountants, including a list of investments held and statements of assets and liabilities, operations, changes in net assets and financial highlights. The Trust presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing a statement of the investments of the Funds.

Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

      (See "Investment products and services" in the Funds' prospectuses.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow.

MONEY MARKET

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. SCIT seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible, and declares dividends daily.

         Scudder Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder Government Money Market Series seeks to provide investors with as high a level of current income as is consistent with its investment polices and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") seeks to provide income exempt from regular federal income tax and stability of principal through investments primarily in municipal securities. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in extreme circumstances this may not be possible.

         Scudder Tax Free Money Market Series seeks to provide investors with as high a level of current income that cannot be subjected to federal income tax by reason of federal law as is consistent with its investment policies and with preservation of capital and liquidity. The Fund seeks to maintain a constant net asset value of $1.00 per share, but there is no assurance that it will be able to do so. The institutional class of shares of this Fund is not within the Scudder Family of Funds.

         Scudder California Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share while providing California taxpayers income exempt from both California State personal and regular federal income taxes. The Fund is a professionally managed portfolio of high quality, short-term California municipal securities. There can be no assurance that the stable net asset value will be maintained.

         Scudder New York Tax Free Money Fund* seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, while providing New York taxpayers income exempt from New York State and New York City personal income taxes and regular federal income tax. There can be no assurance that the stable net asset value will be maintained.

--------------------

* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

TAX FREE

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation. The Fund will invest primarily in high-grade, intermediate-term bonds.

         Scudder Managed Municipal Bonds seeks to provide income exempt from regular federal income tax primarily through investments in high-grade, long-term municipal securities.

         Scudder High Yield Tax Free Fund seeks to provide a high level of interest income, exempt from regular federal income tax, from an actively managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder California Tax Free Fund* seeks to provide California taxpayers with income exempt from both California State personal income and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of California municipal securities.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide Massachusetts taxpayers with as high a level of income exempt from Massachusetts personal income tax and regular federal income tax, as is consistent with a high degree of price stability, through a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Massachusetts Tax Free Fund* seeks to provide Massachusetts taxpayers with income exempt from both Massachusetts personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder New York Tax Free Fund* seeks to provide New York taxpayers with income exempt from New York State and New York City personal income taxes and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of New York municipal securities.

         Scudder Ohio Tax Free Fund* seeks to provide Ohio taxpayers with income exempt from both Ohio personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

         Scudder Pennsylvania Tax Free Fund* seeks to provide Pennsylvania taxpayers with income exempt from both Pennsylvania personal income tax and regular federal income tax. The Fund is a professionally managed portfolio consisting primarily of investment-grade municipal securities.

U.S. INCOME

         Scudder Short Term Bond Fund seeks to provide a high level of income consistent with a high degree of principal stability by investing primarily in high quality short-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with investment in U.S. Government securities and the minimization of reinvestment risk.

         Scudder GNMA Fund seeks to provide high current income primarily from U.S. Government guaranteed mortgage-backed (Ginnie Mae) securities.

--------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Income Fund seeks a high level of income, consistent with the prudent investment of capital, through a flexible investment program emphasizing high-grade bonds.

         Scudder High Yield Bond Fund seeks a high level of current income and, secondarily, capital appreciation through investment primarily in below investment-grade domestic debt securities.

GLOBAL INCOME

         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.

         Scudder International Bond Fund seeks to provide income primarily by investing in a managed portfolio of high-grade international bonds. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued by governments and corporations in emerging markets.

ASSET ALLOCATION

         Scudder Pathway Series: Conservative Portfolio seeks primarily current income and secondarily long-term growth of capital. In pursuing these objectives, the Portfolio, under normal market conditions, will invest substantially in a select mix of Scudder bond mutual funds, but will have some exposure to Scudder equity mutual funds.

         Scudder Pathway Series: Balanced Portfolio seeks to provide investors with a balance of growth and income by investing in a select mix of Scudder money market, bond and equity mutual funds.

         Scudder Pathway Series: Growth Portfolio seeks to provide investors with long-term growth of capital. In pursuing this objective, the Portfolio will, under normal market conditions, invest predominantly in a select mix of Scudder equity mutual funds designed to provide long-term growth.

         Scudder Pathway Series: International Portfolio seeks maximum total return for investors. Total return consists of any capital appreciation plus dividend income and interest. To achieve this objective, the Portfolio invests in a select mix of established international and global Scudder funds.

U.S. GROWTH AND INCOME

         Scudder Balanced Fund seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities. The Fund also seeks long-term preservation of capital through a quality-oriented approach that is designed to reduce risk.


         Scudder  Dividend & Growth Fund seeks high current income and long-term
         growth  of  capital   through   investment   in  income  paying  equity
         securities.


         Scudder Growth and Income Fund seeks long-term growth of capital, current income, and growth of income.

         Scudder S&P 500 Index Fund seeks to provide investment results that, before expenses, correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Composite Stock Price Index.

         Scudder Real Estate Investment Fund seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.

U.S. GROWTH

     Value

         Scudder Large Company Value Fund seeks to maximize long-term capital appreciation through a value-driven investment program.

         Scudder  Value  Fund**  seeks  long-term   growth  of  capital  through
         investment in undervalued equity securities.

         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.

         Scudder Micro Cap Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of U.S. micro-capitalization ("micro-cap") common stocks.

     Growth

         Scudder Classic Growth Fund** seeks to provide long-term growth of capital with reduced share price volatility compared to other growth mutual funds.

         Scudder Large Company Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

         Scudder Development Fund seeks long-term growth of capital by investing primarily in securities of small and medium-size growth companies.

         Scudder 21st Century Growth Fund seeks long-term growth of capital by investing primarily in the securities of emerging growth companies poised to be leaders in the 21st century.

SCUDDER CHOICE SERIES

         Scudder Financial Services Fund seeks long-term growth of capital primarily through investment in equity securities of financial services companies.

         Scudder Health Care Fund seeks long-term growth of capital primarily through investment in securities of companies that are engaged in the development, production or distribution of products or services related to the treatment or prevention of diseases and other medical problems.

         Scudder Technology Fund seeks long-term growth of capital primarily through investment in securities of companies engaged in the development, production or distribution of technology-related products or services.


GLOBAL  EQUITY


     Worldwide

         Scudder Global Fund seeks long-term growth of capital through a diversified portfolio of marketable securities, primarily equity securities, including common stocks, preferred stocks and debt securities convertible into common stocks.


--------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.

         Scudder International Value Fund seeks long-term capital appreciation through investment primarily in undervalued foreign equity securities.


         Scudder International Growth and Income Fund seeks long-term growth of capital and current income primarily from foreign equity securities.


         Scudder   International  Fund***  seeks  long-term  growth  of  capital primarily through a diversified portfolio of marketable foreign equity securities.

         Scudder International Growth Fund seeks long-term capital appreciation through investment primarily in the equity securities of foreign companies with high growth potential.


         Scudder   Global   Discovery   Fund**   seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Emerging Markets Growth Fund seeks long-term growth of capital primarily through equity investment in emerging markets around the globe.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

     Regional

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         The Japan Fund, Inc. seeks long-term capital appreciation by investing primarily in equity securities (including American Depository Receipts) of Japanese companies.

         The net asset values of most Scudder funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.

         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; and easy telephone exchanges into other Scudder funds. Certain Scudder funds or classes thereof may not be available for purchase or exchange. For more information, please call 1-800-225-5163.

--------------------
**       Only the Scudder Shares are part of the Scudder Family of Funds.
***      Only the International Shares are part of the Scudder Family of Funds.

                                                 SPECIAL PLAN ACCOUNTS


         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
              Automatic Withdrawal Plan" in the Funds' prospectus.)


         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service (the "IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. The discussions of the plans below describe only certain aspects of the federal income tax treatment of the plan. The state tax treatment may be different and may vary from state to state. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.

         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRAs other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.


Automatic Withdrawal Plan

         Non-retirement plan shareholders who currently own or purchase $10,000 or more of shares of the Fund may establish an Automatic Withdrawal Plan. The investor can then receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Shareholders may designate which day they want the automatic withdrawal to be processed. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment and any reinvested dividends and capital gains distributions. Requests for increases in withdrawal amounts or to change the payee must be submitted in writing, signed exactly as the account is registered, and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent ten days prior to the date of the first automatic withdrawal. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Cash Management System--Group Sub-Accounting Plan for Trust
Accounts, Nominees and Corporations


         To minimize record-keeping by fiduciaries and corporations, arrangements have been made with the Transfer Agent to offer a convenient group sub-accounting and dividend payment system to bank trust departments and others. Debt obligations of banks which utilize the Cash Management System are not given any preference in the acquisition of investments for a Fund or Portfolio.

         In its discretion, a Fund may accept minimum initial investments of less than $2,500 (per Portfolio) as part of a continuous group purchase plan by fiduciaries and others (e.g., brokers, bank trust departments, employee benefit plans) provided that the average single account in any one Fund or Portfolio in the group purchase plan will be $2,500 or more. A Fund may also wire all redemption proceeds where the group maintains a single designated bank account.

         Shareholders who withdraw from the group purchase plan through which they were permitted to initiate accounts under $2,500 will be subject to the minimum account restrictions described under "EXCHANGES AND REDEMPTIONS--Other Information."

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.

Uniform Transfers/Gifts to Minors Act

         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan (AIP). In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.

                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

  (See "Distribution and performance information-- Dividends and capital gains distributions" in the Funds' prospectus.)

         Each Fund follows the practice of distributing substantially all, and in no event less than 90% of its net investment income (defined under "ADDITIONAL INFORMATION--Glossary") and any excess of net realized short-term capital gains over net realized long-term capital losses. Each Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of a Fund and its shareholders, such Fund may retain all or part of such gain for reinvestment.

         Dividends are declared daily and distributions from net investment income are made monthly. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January are treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Distributions from net short-term and net long-term capital gains realized during each fiscal year, if any, are made annually within three months after the end of the Funds' fiscal year end. An additional distribution may be made (or treated as made) in November or December if necessary to avoid the excise tax described under "TAXES." Both types of distributions are made in shares of the Funds and confirmations are mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check is sent.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. The characterization of distributions on such correspondence may differ from the characterization for federal tax purposes. In January of each year each Fund issues to each shareholder a statement of the federal income tax status of all distributions, including a statement of the percentage of the prior calendar year's distributions which the Fund has designated as tax-exempt and the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax.

                             PERFORMANCE INFORMATION

           (See "Distribution and performance information--Performance information" in the Funds' prospectus.)

         From time to time, quotations of the Funds' performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Average Annual Total Return

         Average Annual Total Return is the average annual compound rate of return for the periods of one year, five years and the life of the Fund, where applicable, all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Funds' shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                               T = (ERV/P)^1/n - 1
         Where:
                  P      =    a  hypothetical  initial  investment of $1,000
                  T      =    average annual total return
                  n      =    number of years
                ERV      =    ending  redeemable value: ERV is the value, at the
                              end of the applicable  period,  of a  hypothetical
                              $1,000 investment made at the  beginning   of  the
                              applicable period.

          Average Annual Total Return for periods ended March 31, 1998

                                                One        Five        Ten
                                                Year       Years      Years
                                                ----       -----      -----

Scudder California Tax Free Money Fund          2.98%      2.75%      3.48%
Scudder California Tax Free Fund               11.85%      6.61%      8.56%


Cumulative Total Return

         Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect the change in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                  C = (ERV/P)-1
         Where:

                  C      =    Cumulative Total Return
                  P      =    a hypothetical initial investment of $1,000
                ERV      =    ending redeemable  value: ERV is the value, at the
                              end of the applicable  period,  of a  hypothetical
                              $1,000 investment made at the beginning of the applicable period.

            Cumulative Total Return for periods ended March 31, 1998

                                                One        Five        Ten
                                                Year       Years      Years
                                                ----       -----      -----


Scudder California Tax Free Money Fund          2.98%      14.53%       40.75%
Scudder California Tax Free Fund               11.85%      37.75%      127.31%


Total Return

         Total Return is the rate of return on an investment for a specified period of time calculated in the same manner as Cumulative Total Return.

Yield


         Yield for Scudder California Tax Free Money Fund is the net annualized yield based on a specified seven calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Fund for the seven-day period ended March 31, 1998 was 2.91%.


         Yield for Scudder California Tax Free Fund is the SEC net annualized yield based on a specified 30-day or one month) period assuming a semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                           YIELD = 2[(a-b/cd + 1)6-1]
         Where:
                  a      =    dividends and  interest  earned  during the period
                              including the amortization of  market  premium  or
                              accretion of market discount.
                  b      =    expenses accrued for the period (net of
                              reimbursements).
                  c      =    the  average daily  number of  shares  outstanding
                              during the period that were  entitled  to  receive
                              dividends.
                  d      =    the maximum  offering  price per share on the last
                              day of the period.


         The SEC 30-day net annualized yield of the Fund for the period ended March 31, 1998 was 4.20%.


Effective Yield

         Effective Yield for Scudder California Tax Free Money Fund is the net annualized yield for a specified seven calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding one, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

              Effective Yield = [(Base Period Return + 1)^365/7] - 1


         The effective yield of the Fund for the seven-day period ended March 31, 1998 was 2.95%.


Tax-Equivalent Yield

         Tax-Equivalent Yield for Scudder California Tax Free Money Fund is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified seven day period assuming a reinvestment of all dividends paid during such period. Tax-equivalent yield is calculated by dividing that portion of the

Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt.


         Thus, taxpayers with an effective combined marginal income tax rate of 45.22% would need to earn a taxable yield of 5.39% to receive the after-tax income equal to the 2.95% tax-free effective yield of Scudder California Tax Free Money Fund for the seven-day period ended March 31, 1998.

         Tax-Equivalent Yield for Scudder California Tax Free Fund is the net annualized taxable yield needed to produce a specified tax-exempt yield at a given tax rate based on a specified 30-day (or one month) period assuming semiannual compounding of income. Tax-equivalent yield is calculated by dividing that portion of the Fund's yield (as computed in the yield description above) which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. Thus, taxpayers with an effective combined marginal income tax rate of 45.22% would have to earn 7.67% to receive the after-tax income equal to the 4.20% tax-free yield of Scudder California Tax Free Fund for the 30-day period ended March 31, 1998.


         Quotations of a Fund's performance are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses. An investor's shares when redeemed may be worth more or less than their original cost.

         Investors should be aware that the principal of each Fund is not insured.

Comparison of Portfolio Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of a Fund with performance quoted with respect to other investment companies or types of investments.

         In connection with communicating its performance to current or prospective shareholders, a Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the Nasdaq OTC Composite Index, the Nasdaq Industrials Index, the Russell 2000 Index, the Wilshire Real Estate Securities Index and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, a Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, a Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.


         From time to time, in marketing and other Fund literature, Trustees and officers of the Funds, the Funds' portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Funds. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Funds may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.


         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about these Funds. Sources of Fund performance information and articles about the Funds include the following:


American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC Money Fund Report, a weekly publication of IBC Financial Data, Inc., reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "IBC's Money Fund Average," and "IBC's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Business Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

SmartMoney, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication issued 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                            ORGANIZATION OF THE FUNDS

               (See "Fund organization" in the Funds' prospectus.)

         The Funds are series of Scudder California Tax Free Trust. The Trust is a Massachusetts business trust established under a Declaration of Trust dated May 3, 1983. Such Declaration of Trust was amended and restated on December 8, 1987. Its authorized capital consists of an unlimited number of shares of beneficial interest of $.01 par value. The shares are currently divided into two series. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. Shareholders have one vote for each share held on matters on which they are entitled to vote. All shares issued and outstanding are fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Funds' prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with its equitable share of the general liabilities of the Trust, as determined by the Trustees. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series. Approval by the shareholders of one series is effective as to that series whether or not enough votes are received from the shareholders of the other series to approve such agreement as to the other series.

         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series have an interest in the same portfolio of assets, shareholders of different classes may bear different expenses in connection with different methods of distribution. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes (which under present regulations requires the Fund first to obtain an exemptive order of the SEC), or of changing the method of distribution of shares of the Fund.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers are not liable for errors of judgment or mistakes of fact or law, and that the Trust indemnifies its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in the Funds' prospectus.)


         Scudder Kemper Investments, Inc. (the "Adviser"), an investment counsel firm, acts as investment adviser to the Funds. This organization, the predecessor of which is Scudder, Stevens & Clark, Inc. ("Scudder"), is one of the most experienced investment counsel firms in the U.S. It was established as a partnership in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 the Adviser introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The predecessor firm reorganized from a partnership to a corporation on June 28, 1985. On June 26, 1997, Scudder entered into an agreement with Zurich Insurance Company ("Zurich") pursuant to which Scudder and Zurich agreed to form an alliance. On December 31, 1997, Zurich acquired a majority interest in Scudder, and Zurich Kemper Investments, Inc., a Zurich subsidiary, became part of Scudder. Scudder's name has been changed to Scudder Kemper Investments, Inc.


         Founded  in  1872,  Zurich  is  a  multinational,   public  corporation
organized under the laws of Switzerland. Its home office is located at Mythenquai 2, 8002 Zurich, Switzerland. Historically, Zurich's earnings have resulted from its operations as an insurer as well as from its ownership of its subsidiaries and affiliated companies (the "Zurich Insurance Group"). Zurich and the Zurich Insurance Group provide an extensive range of insurance products and services and have branch offices and subsidiaries in more than 40 countries throughout the world.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Value Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Global/International Fund, Inc., Scudder Global High Income Fund, Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Pathway Series, Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, The Argentina Fund, Inc., The Brazil Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and Scudder Spain and Portugal Fund, Inc. Some of the foregoing companies or trusts have two or more series.


         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $13 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust, AARP Managed Investment Portfolios Trust and AARP Cash Investment Funds.


         Pursuant to an Agreement between Scudder and AMA Solutions, Inc., a subsidiary of the American Medical Association (the "AMA"), dated May 9, 1997, the Adviser has agreed, subject to applicable state regulations, to pay AMA Solutions, Inc. royalties in an amount equal to 5% of the management fee received by the Adviser with respect to assets invested by AMA members in Scudder funds in connection with the AMA InvestmentLinkSM Program. The Adviser will also pay AMA Solutions, Inc. a general monthly fee, currently in the amount of $833. The AMA and AMA Solutions, Inc. are not engaged in the business of providing investment advice and neither is registered as an investment adviser or broker/dealer under federal securities laws. Any person who participates in the AMA InvestmentLinkSM Program will be a customer of the Adviser (or of a subsidiary thereof) and not the AMA or AMA Solutions, Inc. AMA InvestmentLinkSM is a service mark of AMA Solutions, Inc.


         In selecting the securities in which the Funds may invest, the conclusions and investment decisions of the Adviser with respect to the Funds are based primarily on the analyses of its own research department. The Adviser receives published reports and statistical compilations of the issuers themselves, as well as analyses from broker/dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities.

         Certain investments may be appropriate for a Fund and also for other clients advised by the Adviser. Investment decisions for the Funds and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions are allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Fund. Purchase and sale orders for a Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to a Fund.


         The Investment Management Agreements (the "Agreements") for each Fund are dated December 31, 1997. The Agreements were most recently approved by the Trustees on August 12, 1997 and will continue in effect until September 30, 1998. Each Agreement will continue in effect thereafter by its terms from year to year only so long as its continuance is specifically approved at least annually by the vote of a majority of those Trustees who are not parties to such Agreements or "interested persons" of the Adviser or the Trust cast in person at a meeting called for the purpose of voting on such approval and either by vote of the majority of the Trustees or a majority of the outstanding voting securities of each Fund. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.


         Under the Agreements, the Adviser regularly provides each Fund with continuing investment management consistent with each Fund's investment objectives, policies and restrictions and determines what securities shall be purchased for each Fund's portfolio, what securities shall be held or sold by each Fund, and what portion of each Fund's assets shall be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, of the 1940 Act and of the Code and to each Fund's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees of the Trust may from time to time establish. The Adviser also advises and assists the officers of the Trust in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Trust.

         Under the Agreements, the Adviser renders significant administrative services (not otherwise provided by third parties) necessary for the Trust's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to each Fund (such as the Transfer Agent, pricing agents, Custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of each Fund's federal, state and local tax returns; preparing and filing each Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of each Fund under applicable federal and state securities laws; maintaining each Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of each Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring each Fund's operating budget;
processing the payment of each Fund's bills; assisting each Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting each Fund in the conduct of its business, subject to the direction and control of the Trustees.

         The Adviser pays the compensation and expenses (except those of attending Board and committee meetings outside New York, New York and Boston, Massachusetts) of all affiliated Trustees, officers and executive employees of the Trust and makes available, without expense to the Trust, the services of such of the Adviser's directors, officers and employees as may duly be elected officers of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Trust's office space and facilities.

         For these services, Scudder California Tax Free Fund pays an annual fee of 0.625 of 1% of the first $200 million of average daily net assets of such Fund and 0.60 of 1% of such net assets in excess of $200 million, and Scudder California Tax Free Money Fund pays an annual fee of 0.50 of 1% of the average daily net assets of such Fund.


         For the fiscal years ended March 31, 1998, 1997 and 1996 the investment management fees incurred by Scudder California Tax Free Fund were $1,892,742, $1,800,657 and $1,842,488, respectively, and the investment management fees incurred by Scudder California Tax Free Money Fund were $218,236, $210,030 and $193,014, respectively.

         With respect to Scudder California Tax Free Money Fund, the Adviser has agreed to continue not to impose all or a portion of its management fee and to take other action, (to the extent necessary) until July 31, 1999, and during such time to maintain the annualized expenses at not more than 0.60% of average daily net assets. For the fiscal year ended March 31, 1998, the Adviser did not impose a portion of the fee which would have amounted to $124,284.


         Under the Agreements, the Funds are responsible for all of their other expenses, including fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing or accounting expenses; taxes and governmental fees; the fees and expenses of the Transfer Agent; any other expenses, including clerical expenses of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees, officers and employees of the Fund who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees or disbursements of custodians. Each Fund may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of such Fund. The Trust is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         Each Agreement requires the Adviser to return to each Fund all or a portion of advances of its management fee to the extent annual expenses of such Fund (including the management fee stated above) exceed the limitations prescribed by any state in which such Fund's shares are offered for sale.

         Any such fee advance required to be returned to a Fund is returned as promptly as practicable after the end of the Funds' fiscal year. However, no fee payment is made to the Adviser during any fiscal year which causes year-to-date expenses to exceed the cumulative pro rata expense limitation at the time of such payment.


         The Agreements identify the Adviser as the exclusive licensee of the rights to use and sublicense the names "Scudder," "Scudder Kemper Investments, Inc." and "Scudder, Stevens and Clark, Inc." (together, the "Scudder Marks"). Under the license, the Trust, with respect to each Fund, has the non-exclusive right to use and sublicense the Scudder name and marks as part of its name, and to use the Scudder Marks in the Trust's investment products and services.


         In reviewing the terms of each Agreement and in discussions with the Adviser concerning the Agreements, Trustees who are not "interested persons" of the Adviser are represented by independent counsel at the Trust's expense.

         Each Agreement provides that the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Custodian. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Trust relationships.

         The Adviser may serve as adviser to other funds with investment objectives and policies similar to those of the Funds that may have different distribution arrangements or expenses, which may affect performance.

         None of the Trustees or officers of the Trust may have dealings with the Trust as principals in the purchase or sale of securities, except as individual subscribers to or holders of shares of the Funds.

 Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Funds. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                              TRUSTEES AND OFFICERS


                                                                                               Position with
                                                                                               Underwriter,
Name,  Date of Birth                                        Principal Occupation**             Scudder Investor
and Address                           Position with Trust   and Affiliations                   Services, Inc.
-----------                           -------------------   ----------------                   --------------

Daniel Pierce (3/18/34)*++@           President and         Managing Director of Scudder       Vice President,
                                      Trustee               Kemper Investments, Inc.           Director and
                                                                                               Assistant Treasurer


                                       54

                                                                                               Position with
                                                                                               Underwriter,
Name,  Date of Birth                                        Principal Occupation**             Scudder Investor
and Address                           Position with Trust   and Affiliations                   Services, Inc.
-----------                           -------------------   ----------------                   --------------

Henry P. Becton, Jr.                  Trustee               President and General Manager,     --
(10/16/43)++                                                WGBH Educational Foundation
WGBH
125 Western Avenue
Allston, MA  02134

Dawn-Marie Driscoll (11/5/46)         Trustee               Executive Fellow, Center for       --
4909 SW 9th Place                                           Business Ethics and President,
Cape Coral, FL 33914                                        Driscoll Associates

Peter B. Freeman (8/4/32)++           Trustee               Corporate Director and Trustee     --
100 Alumni Avenue
Providence, RI 02906

George M. Lovejoy, Jr. (4/15/30)      Trustee               President and Director,Fifty       --
50 Congress Street                                          Associates (real estate
Boston, MA  02109                                           corporation)

Wesley W. Marple, Jr. (2/22/32)       Trustee               Professor of Business              --
Northeastern University                                     Administration Northeastern
413 Hayden Hall                                             University, College of Business
360 Huntington Ave.                                         Administration
Boston, MA  02115

Jean C. Tempel (3/24/43)   Trustee                          Managing Partner, Technology       --
Technology Equity Partners                                  Equity Partners
Ten Post Office Square
Suite 1325
Boston, MA  02109

Jerard K. Hartman (3/1/33)+          Vice President         Advisory Managing Director of      --
                                                            Scudder Kemper Investments, Inc.

Thomas W. Joseph (4/22/39)@          Vice President         Senior Vice President of           Director, Vice
                                                            Scudder Kemper Investments, Inc.   President, Treasurer
                                                                                               and Assistant Clerk

Thomas F. McDonough                  Vice President,        Senior Vice President of Scudder   Clerk
(1/20/47)@                           Secretary and          Kemper Investments, Inc.
                                     Treasurer

Kathryn L. Quirk (12/3/52)*+         Trustee, Vice          Managing Director of Scudder       Director, Senior Vice
                                     President and          Kemper Investments, Inc.           President and
                                     Assistant Secretary                                       Assistant Clerk

Jeremy L. Ragus (5/24/52)            Vice President         Senior Vice President of           --
                                                            Scudder Kemper Investments, Inc.

Rebecca L. Wilson (2/23/62)          Vice President         Vice President of Scudder          --
                                                            Kemper Investments, Inc.



                                       55

                                                                                               Position with
                                                                                               Underwriter,
Name,  Date of Birth                                        Principal Occupation**             Scudder Investor
and Address                           Position with Trust   and Affiliations                   Services, Inc.
-----------                           -------------------   ----------------                   --------------

Caroline Pearson (4/1/62)@           Assistant Secretary    Senior Vice President,  Scudder    --
                                                            Kemper Investments, Inc.;
                                                            Associate, Dechert, Price &
                                                            Rhoads (law firm), 1989 to 1997

John R. Hebble (6/27/58)@            Assistant Treasurer    Senior Vice President,              Assistant Clerk
                                                            ScudderKemper Investments, Inc.


* Mr. Pierce and Ms. Quirk are considered by the Trust and its counsel to be Trustees who are "interested persons" of the Adviser or of the Trust, within the meaning of the 1940 Act.

** Unless otherwise stated, all officers and Trustees have been associated with their respective companies for more than five years but not necessarily in the same capacity.

++ Messrs. Becton, Freeman and Pierce are members of the Executive Committee which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

+        Address: 345 Park Avenue, New York, New York 10154

@        Address: Two International Place, Boston, Massachusetts 02110


         To the knowledge of the Trust, as of June 30, 1998, all Trustees and officers of the Trust as a group owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the outstanding shares on such date.

         To the knowledge of the Trust, as of June 30, 1998, 2,903,971 shares, in the aggregate, or 9.84% of the outstanding shares of Scudder California Tax Free Fund were held in the name of Charles Schwab and Co., Inc., 101 Montgomery Street, San Francisco, CA 94101-4122, who may be deemed to be the beneficial owner of certain of these shares but disclaims any beneficial ownership therein.

         Certain accounts for which the Adviser acts as investment adviser owned 1,344,671 shares in the aggregate, or 4.55% of the outstanding shares of Scudder California Tax Free Money Fund on June 30, 1998. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.


         To the knowledge of the Trust, as of June 30, 1998, no person owned beneficially more than 5% of each Fund's outstanding shares except as stated above.

         The Trustees and officers of the Trust also serve in similar capacities with other Scudder Funds.

                                  REMUNERATION

Responsibilities of the Board--Board and Committee Meetings


         The Board of Trustees is responsible for the general oversight of each Fund's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc. These "Independent Trustees" have primary responsibility for assuring that each Fund is managed in the best interests of its shareholders.

         The Board of Trustees meets at least quarterly to review the investment performance of each Fund and other operational matters, including policies and procedures designed to ensure compliance with various regulatory requirements. At least annually, the Independent Trustees review the fees paid to the Adviser and its affiliates for investment advisory services and other administrative and shareholder services. In this regard, they evaluate, among other things, each Fund's investment performance, the quality and efficiency of the various other services provided, costs incurred by the Adviser and its affiliates and comparative information regarding fees and expenses of competitive funds. They are assisted in this process by each Fund's independent public accountants and by independent legal counsel selected by the Independent Trustees.

         All the Independent Trustees serve on the Committee on Independent Trustees, which nominates Independent Trustees and considers other related matters, and the Audit Committee, which selects each Fund's independent public accountants and reviews accounting policies and controls. In addition, Independent Trustees from time to time have established and served on task forces and subcommittees focusing on particular matters such as investment, accounting and shareholder service issues.


Compensation of Officers and Trustees


         The Independent Trustees receive the following compensation from the Funds of Scudder California Tax Free Trust: an annual trustee's fee of $1,800 for a Fund in which total net assets do not exceed $100 million and $3,600 for a Fund in which total net assets exceed $100 million; a fee of $100 for attendance at all other meetings; and reimbursement of expenses incurred for travel to and from Board Meetings. The Independent Trustee who serves as lead or liaison trustee receives an additional annual retainer fee of $500 from each Fund. No additional compensation is paid to any Independent Trustee for travel time to meetings, attendance at directors' educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special trustee task forces or subcommittees . Independent Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance. Notwithstanding the schedule of fees, the Independent Trustees have in the past and may in the future waive a portion of their compensation.

         The Independent Trustees also serve in the same capacity for other funds managed by the Adviser. These funds differ broadly in type and complexity and in some cases have substantially different Trustee fee schedules. The following table shows the aggregate compensation received by each Independent Trustee during 1997 from the Trust and from all of the Scudder funds as a group.

                                  Scudder California
                                    Tax Free Trust*                    All Scudder Funds
                                    ---------------                    -----------------
                          Paid by               Paid by         Paid by                 Paid by
Name                     the Trust           the Adviser**     the Funds              the Adviser**
----                     ---------           -------------     ---------              -------------

Henry P. Becton, Jr.,      $8,750                $800            $114,554           $9,500  (24 funds)
Trustee

Dawn-Marie Driscoll,       $8,950                $800            $107,722           $8,800  (24 funds)
Trustee

Peter B. Freeman,          $8,750                $800            $137,011           $14,625  (42 funds)
Trustee

George M. Lovejoy, Jr.,    $3,850                $800            $139,113           $10,700  (22 funds)
Trustee

Wesley W. Marple,            $750                  $0            $121,129           $10,100  (23 funds)
Jr.,*** Trustee

Jean C. Tempel,***           $750                  $0            $122,504           $10,100  (23 funds)
Trustee


* Scudder California Tax Free Trust consists of two Funds: Scudder California Tax Free Money Fund and California Tax Free Fund.

** Meetings associated with the Adviser's alliance with Zurich Insurance Company. See "Investment Adviser" for additional information.
***      Elected as Trustee on October 24, 1997.

         Members of the Board of Trustees who are employees of the Adviser or its affiliates receive no direct compensation from the Trust, although they are compensated as employees of the Adviser, or its affiliates, as a result of which they may be deemed to participate in fees paid by each Fund.


                                   DISTRIBUTOR

         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor") a Massachusetts corporation, which is a subsidiary of the Adviser, a Delaware corporation. The Trust's underwriting agreement dated June 1, 1987, will remain in effect until September 30, 1998, and from year to year thereafter only if its continuance is approved annually by a majority of the members of the Board of Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Board of Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on August 12, 1997.

         Under the principal underwriting agreement, the Trust is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of a Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Trust and the Distributor.

         The Distributor pays for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Funds' shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of a Fund to the public. The Distributor pays all fees and expenses in connection with its qualification and registration as a broker/dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by each Fund, unless a Rule 12b-1 plan is in effect which provides that each Fund shall bear some or all of such expenses.

Note: Although the Trust does not currently have a 12b-1 Plan and the Trustees have no current intention of adopting one, the Trust will also pay those fees and expenses permitted to be paid or assumed by the Trust pursuant to a 12b-1 Plan, if any, were adopted by the Trust, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent the Distributor currently offers shares of each Fund on a continuous basis to investors in all states in which shares of each Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged to the investor. The Distributor has made no firm commitment to acquire shares of either Fund.

                                      TAXES


              (See "Transaction information -- Tax information, tax identification number" and "Distribution and performance information --
      Dividends and capital gains distributions" in the Funds' prospectus.)


         Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situation.

         Certain political events, including federal elections and future amendments to federal income tax laws, may affect the desirability of investing in the Funds.

Federal Taxation

         Each Fund within the Trust is separate for investment and accounting purposes, and is treated as a separate taxable entity for federal income tax purposes. Each Fund therefore has qualified and elected to be treated as a separate regulated investment company under Subchapter M of the Code and intends to continue to so qualify.

         As a regulated investment company qualifying under Subchapter M of the Code, each Fund is required to distribute to its shareholders at least 90% of its taxable net investment income (including net short-term capital gain in excess of net long-term capital loss) and at least 90% of its tax-exempt net investment income and is not subject to federal income tax to the extent that it distributes annually all of its taxable net investment income and net realized capital gains in accordance with the timing requirements of the Code. Each Fund intends to distribute at least annually substantially all, and in no event less than 90% of its taxable and tax-exempt net investment income and net realized capital gains.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Fund for reinvestment, requiring federal income taxes to be paid thereon by a Fund, the Fund will elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum of 20% or 28% capital gains rate (depending on a Fund's holding period for the assets giving rise to the gain), will be able to claim a share of federal income taxes paid by a Fund on such gains as a credit against any personal federal income tax liability, and will be entitled to increase the adjusted tax basis of Fund shares owned by the difference between the pro rata share of such gains and any tax credit.

         Each Fund is subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of a Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. Each Fund has adjusted its distribution policies to minimize any adverse impact from this tax or eliminate its application.


         Net investment income is made up of dividends and interest, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward or post-October loss of a Fund. Each Fund intends to offset realized capital gains by using their capital loss carryforwards before distributing any capital gains. In addition, each Fund intends to offset realized capital gains by using its post-October losses before distributing any capital gains. As of March 31, 1998, Scudder California Tax Free Money Fund had a net tax basis capital loss carryforward of approximately $95,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2000 ($14,000), March 31, 2002 ($7,500), March 31, 2003 ($55,000), March 31, 2004 ($18,000) and
March 31, 2005 ($500), the respective expiration dates, whichever occurs first. As of March 31, 1998, Scudder California Tax Free Fund had a net tax basis capital loss carryforward of approximately $5,500,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2001 ($5,100,000) and March 31, 2002 ($400,000), the respective expiration dates, whichever occurs first.

         Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

         Subchapter M of the Code permits the character of tax-exempt interest distributed by a regulated investment company to flow through as tax-exempt interest to its shareholders, provided that at least 50% of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal and other obligations the interest on which is excluded from gross income under Section 103(a) of the Code. Each Fund intends to satisfy this 50% requirement in order to permit its distributions of tax-exempt interest to be treated as such for federal income tax purposes in the hands of its shareholders. Distributions to shareholders of tax-exempt interest earned by the Fund for the taxable year are therefore not subject to federal income tax, although they may be subject to the individual and corporate alternative minimum taxes described below. A portion of discount from certain stripped tax-exempt obligations or their coupons, however, may be taxable.

         The Revenue Reconciliation Act of 1993 requires that market discount recognized on a tax-exempt bond is taxable as ordinary income. This rule applies only for disposals of bonds purchased after April 30, 1993. A market discount bond is a bond acquired in the secondary market at a price below its redemption value. Under prior law, the treatment of market discount as ordinary income did not apply to tax-exempt obligations. Instead, realized market discount on tax-exempt obligations was treated as capital gain. Under the new law, gain on the disposition of a tax-exempt obligation or any other market discount bond that is acquired for a price less than its principal amount will be treated as ordinary income (instead of capital gain) to the extent of accrued market discount. This rule is effective only for bonds purchased after April 30, 1993.

         Since no portion of either Fund's income is comprised of dividends from domestic corporations, none of the income distributions of a Fund are eligible for the dividends-received deduction available for certain taxable dividends received by corporations.

         Properly designated distributions of the excess of net long-term capital gains over net short-term capital loss are taxable to individual shareholders at a maximum 20% or 28% capital gains rate (depending on a Fund's holding period for the assets giving rise to the gain), regardless of the length of time the shares of a Fund have been held by such shareholders. Such distributions to corporate shareholders of a Fund are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares within six months from the date of their purchase are treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains with respect to such shares.

         Any loss realized upon the redemption of shares within six months from the date of their purchase are disallowed to the extent of any tax-exempt dividends received with respect to such shares, although the period may be reduced under Treasury regulations to be prescribed. Any loss realized on the redemption of shares of Scudder California Tax Free Fund may be disallowed if shares of such Fund are purchased within 30 days before or after such redemption.

         Distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the 20% corporate alternative minimum tax. A portion of such distributions may constitute a tax preference item for shareholders and may subject them to, or increase their liability under, the two-tiered 26%/28% individual alternative minimum tax, but normally no more than 20% of a Fund's net assets are invested in securities the interest on which is such a tax preference item for individuals.

         Distributions of taxable net investment income and net realized capital gains are taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of taxable net investment income and net realized capital gains, whether received in shares or in cash, must be reported by each shareholder on a federal income tax return. Dividends and capital gains distributions declared and payable to shareholders of record as of a specified date in October, November or December are deemed to have been received by shareholders in December if paid during January of the following year. Shareholders are also required to report tax-exempt interest. Redemptions of shares of Scudder California Tax Free Fund, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Interest which is tax-exempt for federal income tax purposes is included as income for purposes of determining the amount of social security or railroad retirement benefits subject to tax.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of a Fund is not deductible for federal income tax purposes. Under rules used by the IRS to determine when borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         Section 147(a) of the Code prohibits exemption from taxation of interest on certain Governmental obligations to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. The Trust has not undertaken any investigation as to the users of the facilities financed by bonds in a Fund's portfolio.

         Distributions by Scudder California Tax Free Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder, to the extent it is derived from other than tax-exempt interest, as ordinary income or capital gains as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution receive a partial return of capital upon the distribution, which, to the extent it is derived from other than tax-exempt interest, is nevertheless taxable to them.

         All futures contracts entered into by Scudder California Tax Free Fund and all listed nonequity options written or purchased by that Fund (including options on futures contracts and options on securities indices) are governed by
Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position are treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions are marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         Positions of Scudder California Tax Free Fund which consist of at least one debt security not governed by Section 1256 and at least one futures contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such debt security will be treated as a "mixed straddle." Mixed straddles are subject to the straddle rules of Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of securities and conversion of short-term capital losses into long-term capital losses. Certain tax elections, however, exist for them which reduce or eliminate the operation of these rules. The Trust monitors the Fund's transactions in options and futures and may make certain tax elections in order to mitigate the operation of these rules and prevent disqualification of the Fund as a regulated investment company for federal income tax purposes.

         Notwithstanding any of the foregoing, a Fund may recognize gain (but not loss) from a constructive sale of certain "appreciated financial positions" if the Fund enters into a short sale, offsetting notional principal contract, futures or forward contract transaction with respect to the appreciated position or substantially identical property. Appreciated financial positions subject to this constructive sale treatment are interests (including options, futures and forward contracts and short sales) in stock, partnership interests, certain actively traded trust instruments and certain debt instruments. Constructive sale treatment of appreciated financial positions does not apply to certain transactions closed in the 90-day period ending with the 30th day after the close of the Fund's taxable year, if certain conditions are met.

         Similarly, if a Fund enters into a short sale of property that becomes substantially worthless, the Fund will recognize gain at that time as though it had closed the short sale. Future regulations may apply similar treatment to other transactions with respect to property that becomes substantially worthless.

         Under the federal income tax law, each Fund is required to report to the IRS all distributions of taxable income and capital gains as well, as in the case of Scudder California Tax Free Fund, gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company are generally subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Under a special exception, distributions of taxable income and capital gains of a Fund are not subject to backup withholding if the Fund reasonably estimates that at least 95% of all of its distributions consist of tax-exempt interest. However, in this case, the proceeds from the redemption or exchange of shares may be subject to backup withholding. Under another special exception, proceeds from the redemption or exchange of Fund shares are exempt from withholding if the Fund maintains a constant net asset value per share. Withholding may also be required if a Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, are reduced by the amounts required to be withheld.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her.

State Taxation

         The Trust is organized as a Massachusetts business trust, and neither the Trust nor the Funds are liable for any income or franchise tax in the Commonwealth of Massachusetts provided that each Fund qualifies as a regulated investment company.

         In any year in which the Funds qualify as regulated investment companies under Subchapter M of the Code and are exempt from federal income tax, the Funds will also be relieved of liability for California state franchise and corporate income tax to the extent their earnings are distributed to their shareholders. Each Fund may be taxed on its undistributed taxable income (including interest income on California municipal securities for franchise tax purposes). If for any year either of the Funds does not qualify for the special tax treatment afforded regulated investment companies, then all of such Fund's taxable income may be subject to California state franchise or income tax at regular corporate rates.

         If at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company (or series thereof) consists of obligations the interest on which, if held by an individual, is exempt from taxation by California, then the regulated investment company (or series thereof) will be qualified to pay dividends exempt from California personal income tax (hereinafter referred to as "California exempt-interest dividends"). Each of the Funds intends to qualify under the above requirements so it can pay California exempt-interest dividends. However, if a Fund fails to so qualify, then no part of its dividends to shareholders will be exempt from California personal income tax.

         Within 60 days after the close of its taxable year, each Fund will notify each shareholder of the portion of the dividends paid by the Fund with respect to such taxable year which is exempt from California state personal income tax. Interest on obligations of Puerto Rico and other U.S. Possessions, as well as interest on obligations of the State of California or its political subdivisions, may be distributed as California tax-exempt interest dividends. Distributions from the Funds which are attributable to sources other than those described in the preceding sentence generally are taxable to such shareholders as ordinary income. However, distributions derived from interest on

U.S. Government obligations, if any, may also be designated by a Fund and treated by shareholders as exempt under the California personal income tax provided the 50% requirement of the preceding paragraph is satisfied.

         In cases where shareholders of a Fund are "substantial users" or "related persons" with respect to California municipal securities held by the Fund, such shareholders should consult their own tax advisers to determine whether California exempt-interest dividends paid by the Fund with respect to such securities retain California state personal income tax exclusion for such shareholders. In this connection, rules similar to those regarding the possible unavailability of exempt interest treatment of Fund dividends to "substantial users" (or persons related thereto) for federal income tax purposes are applicable for California state tax purposes. See "Federal Taxation" above.

         To the extent, if any, dividends paid to shareholders of a Fund are derived from the excess of net long-term capital gains over net short-term capital losses, such dividends will not constitute California exempt-interest dividends. Such dividends will generally be taxed as long-term capital gains under rules similar to those regarding the treatment of capital gain dividends for federal income tax purposes; provided that California has not adopted the federal rule that allows a regulated investment company to elect to treat such capital gains as having been distributed even though no capital gain dividend has actually been paid. See "Federal Taxation" above. In the case where the Funds make this election for federal income tax purposes, any such capital gains may be subject to tax at the Fund level for California franchise or corporate income tax purposes.

         Shares of the Funds are not subject to the California property tax.

         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund are not deductible for California personal income tax purposes. In addition, any loss realized by a shareholder of a Fund upon the sale of shares held for six months or less may be disallowed to the extent of any exempt-interest dividends received with respect to such shares. Moreover, any loss realized upon the redemption of shares within six months from the date of purchase of such shares and following receipt of a long-term capital gains distribution on such shares is treated as long-term capital loss to the extent of such long-term capital gains distribution. Finally, any loss realized upon the redemption shares within 30 days before or after the acquisition of other shares of the same Fund may be disallowed under the "wash sale" rules.

         The foregoing is only a summary of some of the important California state personal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a detailed explanation of the California state personal income tax treatment of the Funds or their shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any Fund dividends constituting California exempt-interest dividends is excludable for California state personal income tax only. Any dividends paid to shareholders subject to California state franchise or California state corporate income tax may therefore be taxed as ordinary dividends to such shareholders notwithstanding that all or a portion of dividends is exempt from California state personal income tax. Accordingly, potential investors in a Fund, excluding, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their tax advisers with respect to the application of such taxes to the receipt of Fund dividends and as to their own California state tax situation, in general.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Funds' purchases and sales of portfolio securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by a Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research, market or statistical information. The Adviser will not place orders with broker/dealers on the basis that the broker/dealer has or has not sold shares of a Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

         To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through the Distributor, which is a corporation registered as a broker-dealer and a subsidiary of the Adviser; the Distributor will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. The Distributor will not receive any commission, fee or other remuneration from the Funds for this service.

         Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Fund, and not all such information is used by the Adviser in connection with a Fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

          The Trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.


         For each of the fiscal years ended March 31, 1998, 1997 and 1996, California Tax Free Fund paid total brokerage commissions of $5,950, $39,430 and $32,850, respectively.


Portfolio Turnover


         Each Fund's portfolio experiences turnover. The portfolio turnover rates of Scudder California Tax Free Fund (defined by the SEC as the ratio of the lesser of sales or purchases of securities to the monthly average value of the portfolio, excluding all securities with remaining maturities at the time of acquisition of one year or less) for the fiscal years ended March 31, 1998 and 1997, were 21.5% and 70.8%, respectively.


                                 NET ASSET VALUE

Scudder California Tax Free Fund. The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). If there are no bid and asked quotations, the security is valued at the most recent bid quotation. An unlisted equity security which is traded on The Nasdaq Stock Market ("Nasdaq") is valued at the most recent sale price. If there are no such sales, the security is valued at the most recent bid quotation. The value of an equity security not quoted on the Nasdaq System, but traded in another over-the-counter market, is the most recent sale price. If there are no such sales, the security is valued at the Calculated Mean. If there is no Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term purchased securities with remaining maturities of sixty days or less shall be valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

         If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

Scudder California Tax Free Money Fund. The net asset value per share of Scudder California Tax Free Money Fund is determined (twice daily as of twelve o'clock noon and the close of trading on the Exchange) on each day when the Exchange is open for trading (as noted above). Net asset value per share is determined by dividing the total assets of the Fund, less all of its liabilities, by the total number of shares of the Fund outstanding. The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter amortizing to maturity any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates. Other assets for which market quotations are not readily available are valued in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. For example, securities with remaining maturities of more than 60 days for which market quotations are not readily available are valued on the basis of market quotations for securities of comparable maturity, quality and type. The Trustees review the valuation of the

Fund's securities through receipt of regular reports from the Adviser at each regular Trustees' meeting. Determinations of net asset value made other than as of the close of the Exchange may employ adjustments for changes in interest rates and other market factors.

                             ADDITIONAL INFORMATION

Experts


         For the Funds' most recent fiscal year, the Firm of Coopers & Lybrand L.L.P. acted as each Fund's independent accountants. Effective July 1, 1998, Coopers & Lybrand L.L.P. and Price Waterhouse LLP merged to become PricewaterhouseCoopers LLP. The Financial highlights of each Fund included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of PricewaterhouseCoopers LLP, One Post Office Square, Boston, MA 02109, independent accountants, and given on the authority of that firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards, and the preparation of federal tax returns.


Shareholder Indemnification

         The Trust is an organization of the type commonly known as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with each Fund's property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the respective Fund's property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations.

Ratings of Municipal Obligations

         The six highest ratings of Moody's for municipal bonds are Aaa, Aa, A, Baa, Ba and B. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-quality bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa municipal bonds. Municipal bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated municipal bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Securities rated Baa are considered medium grade, with factors giving security to principal and interest adequate at present but may be unreliable over any period of time. Such bonds have speculative elements as well as investment-grade characteristics. Securities rated Ba or below by Moody's are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG1 are of the best quality, enjoying strong protection by establishing cash flows of funds for their servicing or by established and broad-based access to the market for refinancing, or both. Loans bearing the designation MIG2 are of high quality, with margins of protection ample although not as large as in the preceding group.

         The six highest ratings of S&P for municipal bonds are AAA (Prime), AA (High-grade), A (Good-grade), BBB (Investment-grade) and BB and B (Below investment-grade). Bonds rated AAA have the highest rating assigned by S&P to a municipal obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. Bonds rated BBB have an adequate capacity to pay principal and interest. Adverse economic conditions or changing circumstances are likely to lead to a weakened capacity to pay interest and repay principal for bonds of this category than for bonds of higher rated categories. Securities rated BB or below by S&P are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

         S&P's top ratings for municipal notes issued after July 29, 1984 are SP-1 and SP-2. The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added for those issues determined to possess overwhelming safety characteristics. An "SP-2" designation indicates a satisfactory capacity to pay principal and interest.

         The six highest ratings of Fitch for municipal bonds are AAA, AA, A, BBB, BB and B. Bonds rated AAA are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA.' Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'f-1+.' Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher rates. Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse effects on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with greater ratings. Securities rated BB or below by Fitch are considered below investment grade, with factors giving security to principal and interest inadequate and potentially unreliable over any period of time. Such securities are commonly referred to as "junk" bonds and as such they carry a high margin of risk.

Commercial Paper Ratings

         Commercial paper rated A-1 or better by S&P has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better, although in some cases "BBB" credits may be allowed; the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationship which exists with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         The rating F-1+ is the highest rating assigned by Fitch. Among the factors considered by Fitch in assigning this rating are: (1) the issuer's liquidity; (2) its standing in the industry; (3) the size of its debt; (4) its ability to service its debt; (5) its profitability; (6) its return on equity;
(7) its alternative sources of financing; and (8) its ability to access the capital markets. Analysis of the relative strength or weakness of these factors and others determines whether an issuer's commercial paper is rated F-1+.

         Relative strength or weakness of the above factors determine how the issuer's commercial paper is rated within the above categories.

Glossary

1.       Bond

         A contract by an issuer (borrower) to repay the owner of the contract (lender) the face amount of the bond on a specified date (maturity date) and to pay a stated rate of interest until maturity. Interest is generally paid semi-annually in amounts equal to one half the annual interest rate.

2.       Debt Obligation

         A  general  term  which   includes   fixed  income  and  variable  rate
         securities, obligations issued at a discount and other types of securities which evidence a debt.

3.       Discount and Premium

         A discount (premium) bond is a bond selling in the market at a price lower (higher) than its face value. The amount of the market discount (premium) is the difference between market price and face value.

4.       Maturity

         The date on which the principal amount of a debt obligation comes due by the terms of the instrument.

5.       Municipal Obligation

         Obligations issued by or on behalf of states, territories and possessions of the U.S., their political subdivisions, agencies and instrumentalities, the District of Columbia and other issuers, the interest from which is, at the time of issuance in the opinion of bond counsel for the issuers, exempt from regular federal income tax.

6.       Net Asset Value Per Share

         The value of each share of a Fund for purposes of sales and redemptions.

7.       Net Investment Income

         The net investment income of each Fund is comprised of its interest income, including amortizations of original issue discounts, less amortizations of premiums and expenses paid or accrued.

8.       Unit Investment Trust

         An investment company organized under a trust or similar agreement which does not have a board of trustees and which issues only redeemable securities each of which represents an undivided interest in a portfolio of specified securities.

Other Information

         The  CUSIP  number  of  Scudder  California  Tax  Free  Money  Fund  is
811115-20-3.   The  CUSIP  number  of  Scudder   California  Tax  Free  Fund  is
811115-10-4.

         Each Fund has a fiscal year ending on March 31.

         Portfolio securities of each Fund are held separately, pursuant to a custodian agreement, by the Funds' custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101.

         The law firm of Willkie Farr & Gallagher is counsel for the Trust.

         The name "Scudder California Tax Free Trust" is the designation of the Trustees for the time being under an Amended and Restated Declaration of Trust dated December 8, 1987, as amended from time to time, and all persons dealing with a Fund must look solely to the property of that Fund for the enforcement of any claims against a Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of a Fund. No series of the Trust is liable for the obligations of any other series of the Trust. Upon the initial purchase of shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust of the Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with a Fund must look only to the assets of that Fund for the enforcement of any claims against such Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of a Fund.


         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts 02110-4103, a subsidiary of the Adviser, computes net asset value for the Funds. Scudder California Tax Free Money Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.0200% of the first $150 million of the average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges. Scudder California Tax Free Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.024% of the first $150 million of the average daily net assets, 0.007% of such assets in excess of $150 million and 0.004% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal year ended March 31, 1996, Scudder California Tax Free Money Fund and Scudder California Tax Free Fund incurred fees to Scudder Fund Accounting Corporation amounting to $30,000 and $66,107, respectively. For the fiscal year ended March 31, 1997, Scudder California Tax Free Money Fund and Scudder California Tax Free Fund incurred fees to Scudder Fund Accounting Corporation amounting to $30,000 and $66,630, respectively. For the fiscal year ended March 31, 1998, Scudder California Tax Free Money Fund and Scudder California Tax Free Fund incurred fees to Scudder Fund Accounting Corporation amounting to $30,000 and $66,491, respectively, of which $2,500 and $5,594 were unpaid at March 31, 1998, respectively.

         Scudder Service Corporation (the "Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder service and dividend-paying agent for the Funds and provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. Scudder California Tax Free Fund pays Service Corporation an annual fee of $29.00 for each account maintained for a shareholder. Scudder California Tax Free Money Fund pays Service Corporation an annual fee of $34.50. The Service Corporation fees incurred by Scudder California Tax Free Money Fund and Scudder Tax Free Fund for the fiscal years ended March 31, 1998, 1997 and 1996 amounted to $63,224, $67,597 and $71,043 and
$154,721, $159,122, and $164,689, respectively, of which $4,896 and $12,671 were unpaid at March 31, 1998, respectively.


         The Funds, or the Adviser (including any affiliate of the Adviser), or both, may pay unaffiliated third parties for providing recordkeeping and other administrative services with respect to accounts of participants in retirement plans or other beneficial owners of Fund shares whose interests are held in an omnibus account.

         The Funds' prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

Scudder California Tax Free Money Fund

         The financial statements, including the investment portfolio, of Scudder California Tax Free Money Fund, together with the Report of Independent Accountants, Financial Highlights and the Notes to Financial Statements in the Annual Report to the Shareholders of the Fund dated March 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

Scudder California Tax Free Fund

         The financial statements, including the investment portfolio, of Scudder California Tax Free Fund, together with the Report of Independent Accountants, Financial Highlights and the Notes to Financial Statements in the Annual Report to the Shareholders of the Fund dated March 31, 1998, are incorporated herein by reference and are hereby deemed to be a part of this Statement of Additional Information.

                        SCUDDER CALIFORNIA TAX FREE TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A of this Registration Statement:

                                    Financial Highlights for Scudder California Tax Free Money Fund for the ten fiscal years ended March 31, 1998

                                    Financial Highlights for Scudder California Tax Free Fund for the ten fiscal years ended March 31, 1998

                           Included in Part B of this Registration Statement:

                                For Scudder California Tax Free Money Fund:
                                    Investment Portfolio as of March 31, 1998
                                    Statement of Assets and Liabilities as of March 31, 1998
                                    Statement of Operations for the year ended March 31, 1998
                                    Statements of Changes in Net Assets for the two years ended March 31, 1998
                                    Financial Highlights for the ten fiscal years ended March 31, 1998
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                For Scudder California Tax Free Fund:
                                    Investment Portfolio as of March 31, 1998
                                    Statement of Assets and Liabilities as of March 31, 1998
                                    Statement of Operations for the year ended March 31, 1998
                                    Statements of Changes in Net Assets for the two years ended March 31, 1998
                                    Financial Highlights for the ten fiscal years ended March 31, 1998
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                             1.       (a)     Amended and Restated Declaration of Trust dated as of December 8, 1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (b)     Instrument Establishing and Designating Additional Series of Shares.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (c)     Certificate of Amendment dated December 11, 1990.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                Part C - Page 1

                             2.       (a)(1)  By-laws of the Registrant dated as of May 3, 1983.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (a)(2)  Amendment to the By-laws dated August 13, 1991.
                                              (Incorporated by reference as Exhibit 2(a)(2) to Post-Effective
                                              Amendment No. 14 to the Registration Statement.)

                                      (a)(3)  Amendment to the By-laws dated December 10, 1991.
                                              (Incorporated by reference as Exhibit 2(a)(3) to Post-Effective
                                              Amendment No. 14 to the Registration Statement.)

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest $.01 par value.
                                              (Incorporated by reference as Exhibit 4 to Post-Effective Amendment No.
                                              6 to the Registration Statement.)

                             5.       (a)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder California Tax Free Fund) and Scudder, Stevens & Clark, Inc.
                                              dated December 12, 1990.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (b)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder California Tax Free Money Fund) and Scudder, Stevens & Clark,
                                              Inc. dated December 12, 1990.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (c)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder California Tax Free Fund) and Scudder Kemper Investments, Inc.
                                              dated December 31, 1997, filed herein.
                                              (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                              Registration Statement, filed on May 27, 1998.)

                                      (d)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder California Tax Free Money Fund) and Scudder Kemper Investments,
                                              Inc. dated December 31, 1997, filed herein.
                                              (Incorporated by reference to Post-Effective Amendment No. 17 to the
                                              Registration Statement, filed on May 27, 1998.)

                             6.               Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., formerly Scudder Fund Distributors, Inc., dated June 1,
                                              1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant and State Street Bank and
                                              Trust Company dated June 14, 1983.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (a)(2)  Fee schedule for Exhibit 8(a)(l).
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)



                                Part C - Page 2

                                      (a)(3)  Amendment No. 1 dated April 16, 1986 to the Custodian Agreement between the Registrant and State Street Bank and Trust Company dated June 14,
                                              1983.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (a)(4)  Amendment to the Custodian Contract between the Registrant and State
                                              Street Bank and Trust Company dated August 9, 1988.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (a)(5)  Amendment dated December 11, 1990 to the Custodian Contract between the
                                              Registrant and State Street Bank and Trust Company.
                                              (Incorporated by reference as Exhibit 8(a)(5) to Post-Effective
                                              Amendment No. 14 to the Registration Statement.)

                                      (a)(6)  Fee schedule for the Custodian Agreement dated June 14, 1983, as amended.
                                              (Incorporated by reference as Exhibit 8(a)(6) to Post-Effective
                                              Amendment No. 14 to the Registration Statement.)

                                      (a)(7)  Form of fee schedule for the Custodian Agreement dated June 14, 1983, as amended, filed herein.

                                      (b)     Subcustodian Agreement between State Street Bank and Trust Company and
                                              Morgan Guaranty Trust Company of New York dated November 25, 1985.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (c)     Subcustodian Agreement between Irving Trust Company and State Street
                                              Bank and Trust Company dated November 30, 1987.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (d)     Subcustodian Agreement between Chemical Bank and State Street Bank and
                                              Trust Company dated October 6, 1988.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (e)     Subcustodian Agreement between Security Pacific Natural Trust Company
                                              (New York) and State Street Bank and Trust Company dated February 18,
                                              1988.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (f)     Subcustodian Agreement between Bankers Trust Company and State Street
                                              Bank and Trust Company dated August 15, 1989.
                                              (Incorporated by reference as Exhibit 8(f) to Post-Effective Amendment
                                              No. 14 to the Registration Statement.)

                             9.       (a)(1)  Transfer Agency and Service Agreement between the Registrant and Scudder
                                              Service Corporation dated October 2, 1989.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)



                                Part C - Page 3

                                      (a)(2)  Fee schedule for Exhibit 9(a)(1).
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                                      (b)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                              Scudder California Tax Free Money Fund, and Scudder Fund Accounting
                                              Corporation dated September 27, 1994.
                                              (Incorporated by reference as Exhibit 9(c) to Post-Effective Amendment
                                              No. 14 to the Registration Statement.)

                                      (c)     Fund Accounting Services Agreement between the Registrant, on behalf of
                                              Scudder California Tax Free Fund, and Scudder Fund Accounting
                                              Corporation dated August 1, 1994.
                                              (Incorporated by reference as Exhibit 9(d) to Post-Effective Amendment
                                              No. 14 to the Registration Statement.)

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants, filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.              Inapplicable.

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotations.
                                              (Incorporated by reference to Post-Effective Amendment No. 16 to the
                                              Registration Statement, filed on July 30, 1997.)

                             17.              Financial Data Schedules, filed herein.

                             18.              Inapplicable.

                                              Power of Attorney
                                              (Filed as part of the signature page of Post-Effective Amendment No. 10 to the Registration Statement, and filed herein as part of the signature page of Post-Effective Amendment No. 18 to the Registration Statement.)


Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None



                                Part C - Page 4

Item 26.          Number of Holders of Securities (as of July 15, 1998).
--------          ------------------------------------------------------

                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------

                   Shares of beneficial interest
                   $.01 par value

                   Scudder California Tax Free Money Fund                                1,613
                   Scudder California Tax Free Fund                                      4,967

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1 - 4.3 of Registrant's Declaration of Trust provide as follows:

                  Section 4.1 No Personal Liability of Shareholders, Trustees, Etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2 Non-Liability of Trustees Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3  Mandatory Indemnification.

                           (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                    (i)  every person who is, or has been, a
                                    Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue


                                Part C - Page 5
                                    of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or
                                    "proceeding" shall apply to all claims,
                                    actions, suits or proceedings (civil,
                                    criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                        (A) by the court or other body approving the settlement or other disposition; or

                                        (B) based upon a review of readily
                                        available facts (as opposed to a full
                                        trial-type inquiry) by (x) vote of a
                                        majority of the Disinterested Trustees
                                        acting on the matter (provided that a
                                        majority of the Disinterested Trustees
                                        then in office act on the matter) or
                                        (y) written opinion of independent legal counsel.

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this
                           Section 4.3 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section
                           4.3 provided that either:

                                    (i) such undertaking is secured by a surety bond or some appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances: or

                                    (ii) a majority of the Disinterested
                                    Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                Part C - Page 6

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Steven Gluckstern          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Zurich Holding Company of America o

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Director, Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**


                                Part C - Page 7

                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Markus Rohrbasser          Director, Scudder Kemper Investments, Inc.**
                           Member Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           President, Director, Chairman of the Board, ZKI Holding Corporation xx

Cornelia M. Small          Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman, British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 29.          Principal Underwriters.
--------          -----------------------

         (a)

         Scudder Investor Services, Inc. acts as principal underwriter of the Registrant's shares and also acts as principal underwriter for other funds managed by Scudder Kemper Investments, Inc.

         (b)

         The Underwriter has employees who are denominated officers of an operational area. Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         William S. Baughman               Vice President                          None
         Two International Place
         Boston, MA 02110

                                Part C - Page 8

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Lynn S. Birdsong                  Senior Vice President                   None
         345 Park Avenue
         New York, NY 10154

         Mary Elizabeth Beams              Vice President                          None
         Two International Place
         Boston, MA 02110

         Mark S. Casady                    Director, President and Assistant       None
         Two International Place           Treasurer
         Boston, MA  02110

         Linda Coughlin                    Director and Senior Vice President      None
         Two International Place
         Boston, MA  02110

         Richard W. Desmond                Vice President                          None
         345 Park Avenue
         New York, NY  10154

         Paul J. Elmlinger                 Senior Vice President and Assistant     None
         345 Park Avenue                   Clerk
         New York, NY  10154

         Philip S. Fortuna                 Vice President                          None
         101 California Street
         San Francisco, CA 94111

         William F. Glavin                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Margaret D. Hadzima               Assistant Treasurer                     None
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Director, Vice President, Treasurer     Vice President
         Two International Place           and Assistant Clerk
         Boston, MA 02110

         Thomas F. McDonough               Clerk                                   Vice President, Secretary
         Two International Place                                                   and Treasurer
         Boston, MA 02110

         Daniel Pierce                     Director, Vice President                President and Trustee
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Director, Senior Vice President and     Trustee, Vice President
         345 Park Avenue                   Assistant Clerk                         and Assistant Secretary
         New York, NY  10154



                                Part C - Page 9

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Robert A. Rudell                  Vice President                          None
         Two International Place
         Boston, MA 02110

         William M. Thomas                 Vice President                          None
         Two International Place
         Boston, MA 02110

         Benjamin Thorndike                Vice President                          None
         Two International Place
         Boston, MA 02110

         Sydney S. Tucker                  Vice President                          None
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President                          None
         Two International Place
         Boston, MA  02110

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder Kemper Investments, Inc., Two International Place, Boston, MA 02110-4103. Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North Quincy, Massachusetts. Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two International Place, Boston, Massachusetts 02110-4103.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.


                                Part C - Page 10

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston and the Commonwealth of Massachusetts, on the 21st day of July, 1998.

                                   SCUDDER CALIFORNIA TAX FREE TRUST

                                   By  /s/Thomas F. McDonough
                                       --------------------------------------
                                       Thomas F. McDonough
                                       Vice President, Secretary and Treasurer
                                       (Principal Accounting Officer)



SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----

/s/Daniel Pierce
--------------------------------------
Daniel Pierce*                              President and Trustee                        July 21, 1998

/s/Henry P. Becton, Jr.
--------------------------------------
Henry P. Becton, Jr.*                       Trustee                                      July 21, 1998

/s/Dawn-Marie Driscoll
--------------------------------------
Dawn-Marie Driscoll*                        Trustee                                      July 21, 1998

/s/Peter B. Freeman
--------------------------------------
Peter B. Freeman*                           Trustee                                      July 21, 1998

/s/George M. Lovejoy, Jr.
--------------------------------------
George M. Lovejoy, Jr.*                     Trustee                                      July 21, 1998

/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr. *                     Trustee                                      July 21, 1998

/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk*                           Vice President, Secretary and Trustee        July 21, 1998

/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel*                             Trustee                                      July 21, 1998



*By:     /s/Thomas F. McDonough
         --------------------------------
         Thomas F. McDonough**


** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective
         Amendment No. 10 to the Registration Statement filed May 21, 1991, and a power of attorney contained in the signature page of Post-Effective
         Amendment No. 18 to the Registration Statement, filed herein.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 7th day of July, 1998.

                                    SCUDDER CALIFORNIA TAX FREE TRUST


                                    By  /s/Thomas F. McDonough
                                        --------------------------------------
                                        Thomas F. McDonough,
                                        Vice President, Secretary and Treasurer
                                       (Principal Accounting Officer)


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in his capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel Pierce, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, his true and lawful attorney and agent to execute in his name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE               DATE
---------                                   -----               ----


/s/Wesley W. Marple, Jr.
--------------------------------------
Wesley W. Marple, Jr.                       Trustee             July 7, 1998

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 7th day of July, 1998.

                                     SCUDDER CALIFORNIA TAX FREE TRUST


                                     By  /s/Thomas F. McDonough
                                         --------------------------------------
                                         Thomas F. McDonough,
                                         Vice President, Secretary and Treasurer
                                         (Principal Accounting Officer)


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel Pierce, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/Kathryn L. Quirk
--------------------------------------
Kathryn L. Quirk                            Trustee, Vice President and Assistant        July 7, 1998
                                            Secretary

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 7th day of July, 1998.

                                   SCUDDER CALIFORNIA TAX FREE TRUST


                                   By  /s/Thomas F. McDonough
                                       --------------------------------------
                                       Thomas F. McDonough,
                                       Vice President, Secretary and Treasurer
                                       (Principal Accounting Officer)


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated. By so signing, the undersigned in her capacity as a trustee or officer, or both, as the case may be of the Registrant, does hereby appoint Daniel Pierce, Thomas F. McDonough and Sheldon A. Jones and each of them, severally, or if more than one acts, a majority of them, her true and lawful attorney and agent to execute in her name, place and stead (in such capacity) any and all amendments to the Registration Statement and any post-effective amendments thereto and all instruments necessary or desirable in connection therewith, to attest the seal of the Registrant thereon and to file the same with the Securities and Exchange Commission. Each of said attorneys and agents shall have power to act with or without the other and have full power and authority to do and perform in the name and on behalf of the undersigned, in any and all capacities, every act whatsoever necessary or advisable to be done in the premises as fully and to all intents and purposes as the undersigned might or could do in person, hereby ratifying and approving the act of said attorneys and agents and each of them.


SIGNATURE                                   TITLE                   DATE
---------                                   -----                   ----


/s/Jean C. Tempel
--------------------------------------
Jean C. Tempel                              Trustee                 July 7, 1998

                                                               File No. 2-83498
                                                               File No. 811-3729




                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 18

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933


                                       AND


                                AMENDMENT NO. 20

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940




                        SCUDDER CALIFORNIA TAX FREE TRUST

                        SCUDDER CALIFORNIA TAX FREE TRUST

                                  EXHIBIT INDEX


                                   Exhibit 11

                                   Exhibit 17